UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21777
JOHN HANCOCK FUNDS III
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended September 30, 2025:
  John Hancock Disciplined Value Fund
  John Hancock Disciplined Value Mid Cap Fund
  John Hancock Global Shareholder Yield Fund
  John Hancock International Growth Fund
  John Hancock U.S. Growth Fund

John Hancock Disciplined Value Fund
Class A/JVLAX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$52	0.96%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-A

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class C/JVLCX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$92	1.71%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-C

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class I/JVLIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$38	0.71%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-I

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class NAV/JDVNX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$32	0.60%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-NAV
9/25
11/25
John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R2/JDVPX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$59	1.09%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-R2

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R4/JDVFX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$46	0.85%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-R4

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R5/JDVVX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$35	0.65%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-R5

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R6/JDVWX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$32	0.60%
Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864498

340SA-R6

9/25

11/25

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Mid Cap Fund
Class A/JVMAX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$59	1.10%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864499

363SA-A

9/25

11/25

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class C/JVMCX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$99	1.85%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864499

363SA-C

9/25

11/25

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class I/JVMIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$46	0.85%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864499

363SA-I

9/25

11/25

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R2/JVMSX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$67	1.25%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864499

363SA-R2

9/25

11/25

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R4/JVMTX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$54	1.00%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864499
363SA-R4
9/25
11/25
John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R6/JVMRX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$40	0.75%
Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864499
363SA-R6
9/25
11/25
John Hancock Disciplined Value Mid Cap Fund

John Hancock Global Shareholder Yield Fund
Class A/JGYAX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$58	1.09%
Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864504
320SA-A
9/25
11/25
John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class C/JGYCX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$98	1.84%
Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864504
320SA-C
9/25
11/25
John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class I/JGYIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$45	0.84%
Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864504
320SA-I
9/25
11/25
John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class R2/JGSRX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$65	1.22%
Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864504
320SA-R2
9/25
11/25
John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class R6/JGRSX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$40	0.74%
Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864504

320SA-R6

9/25

11/25

John Hancock Global Shareholder Yield Fund

John Hancock International Growth Fund
Class 1/GOIOX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$51	0.93%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864507

87SA-1

9/25

11/25

John Hancock International Growth Fund

John Hancock International Growth Fund
Class A/GOIGX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$71	1.30%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864507
87SA-A
9/25
11/25
John Hancock International Growth Fund

John Hancock International Growth Fund
Class C/GONCX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$110	2.00%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864507
87SA-C
9/25
11/25
John Hancock International Growth Fund

John Hancock International Growth Fund
Class I/GOGIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$55	1.00%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4864507
87SA-I
9/25
11/25
John Hancock International Growth Fund

John Hancock International Growth Fund
Class NAV/JIGHX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$48	0.88%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864507

87SA-NAV

9/25

11/25

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R2/JHIGX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$76	1.39%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864507

87SA-R2

9/25

11/25

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R4/JIGIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$63	1.14%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864507

87SA-R4

9/25

11/25

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R6/JIGTX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$49	0.89%
Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864507

87SA-R6

9/25

11/25

John Hancock International Growth Fund

John Hancock U.S. Growth Fund
Class A/JSGAX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$54	0.95%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-A

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class C/JSGCX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$97	1.70%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-C

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class I/JSGIX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$40	0.70%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-I

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class NAV/JSGBX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV/JSGBX)	$33	0.58%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-NAV

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R2/JSGRX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$61	1.07%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-R2

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R4/JHSGX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$48	0.84%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-R4

9/25

11/25

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R6/JSGTX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$34	0.59%
Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864492

393SA-R6

9/25

11/25

John Hancock U.S. Growth Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six-months ended September 30, 2025 for the following funds:

  John Hancock Disciplined Value Fund

  John Hancock Disciplined Value Mid Cap Fund

  John Hancock Global Shareholder Yield Fund

  John Hancock International Growth Fund

  John Hancock U.S. Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Fund
U.S. equity
September 30, 2025

John Hancock
Disciplined Value Fund

2	Fund’s investments
7	Financial statements
11	Financial highlights
19	Notes to financial statements
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$18,576,782,622
(Cost $13,255,438,110)
Communication services 5.0%		938,225,525
Entertainment 1.6%
The Walt Disney Company	2,628,937	301,013,287
Interactive media and services 1.7%
Alphabet, Inc., Class A	1,292,997	314,327,571
Media 0.5%
Omnicom Group, Inc.	1,206,587	98,373,038
Wireless telecommunication services 1.2%
T-Mobile US, Inc.	937,888	224,511,629
Consumer discretionary 7.3%		1,366,680,419
Automobile components 0.7%
Aptiv PLC (A)	1,517,523	130,840,833
Broadline retail 2.5%
Amazon.com, Inc. (A)	2,159,640	474,192,155
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc.	29,446	158,986,904
Specialty retail 3.2%
AutoNation, Inc. (A)	633,871	138,671,959
AutoZone, Inc. (A)	65,135	279,444,782
The Home Depot, Inc.	455,450	184,543,786
Consumer staples 8.1%		1,528,976,871
Beverages 2.1%
Coca-Cola Europacific Partners PLC	1,314,380	118,833,096
The Coca-Cola Company	4,140,850	274,621,172
Consumer staples distribution and retail 3.3%
Sysco Corp.	3,379,285	278,250,327
U.S. Foods Holding Corp. (A)	4,466,686	342,237,481
Tobacco 2.7%
Philip Morris International, Inc.	3,175,307	515,034,795
Energy 6.0%		1,122,441,585
Energy equipment and services 0.4%
Schlumberger, Ltd.	2,310,814	79,422,677
Oil, gas and consumable fuels 5.6%
Canadian Natural Resources, Ltd.	2,574,425	82,278,623
Cenovus Energy, Inc.	8,337,087	141,647,108
ConocoPhillips	2,467,333	233,385,028
Diamondback Energy, Inc.	1,711,726	244,947,991
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	1,704,541	$328,533,232
ONEOK, Inc.	167,561	12,226,926
Financials 21.5%		4,040,844,814
Banks 7.3%
Huntington Bancshares, Inc.	14,833,623	256,176,669
JPMorgan Chase & Co.	2,691,510	848,982,999
Wells Fargo & Company	3,318,640	278,168,405
Capital markets 5.9%
Blue Owl Capital, Inc.	5,411,491	91,616,543
Intercontinental Exchange, Inc.	567,538	95,618,802
LPL Financial Holdings, Inc.	818,005	272,142,083
Morgan Stanley	1,754,845	278,950,161
The Charles Schwab Corp.	1,958,688	186,995,943
The Goldman Sachs Group, Inc.	230,486	183,547,526
Consumer finance 2.8%
American Express Company	964,708	320,437,409
Capital One Financial Corp.	937,891	199,376,869
Financial services 2.3%
Apollo Global Management, Inc.	702,849	93,668,686
Corpay, Inc. (A)	689,878	198,726,257
Fidelity National Information Services, Inc.	2,169,287	143,042,785
Insurance 3.2%
Aon PLC, Class A	662,001	236,056,317
Arthur J. Gallagher & Company	459,497	142,324,601
The Allstate Corp.	1,001,690	215,012,759
Health care 11.4%		2,153,971,801
Biotechnology 1.4%
AbbVie, Inc.	1,125,033	260,490,141
Health care equipment and supplies 1.1%
Medtronic PLC	2,190,751	208,647,125
Health care providers and services 6.5%
Cencora, Inc.	1,092,132	341,324,014
McKesson Corp.	396,120	306,018,545
Quest Diagnostics, Inc.	1,268,458	241,742,726
Tenet Healthcare Corp. (A)	383,322	77,829,699
UnitedHealth Group, Inc.	765,183	264,217,690
Life sciences tools and services 0.9%
IQVIA Holdings, Inc. (A)	865,011	164,300,189
Pharmaceuticals 1.5%
AstraZeneca PLC, ADR	2,355,508	180,714,574
3	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR (B)	1,958,679	$108,687,098
Industrials 15.8%		2,970,447,297
Aerospace and defense 2.2%
General Dynamics Corp.	713,365	243,257,465
L3Harris Technologies, Inc.	536,098	163,729,690
Air freight and logistics 1.9%
CH Robinson Worldwide, Inc.	1,353,466	179,198,898
FedEx Corp.	767,153	180,902,349
Building products 0.6%
Allegion PLC	625,902	111,003,720
Electrical equipment 1.6%
Emerson Electric Company	1,275,692	167,345,277
Hubbell, Inc.	330,828	142,358,597
Ground transportation 2.0%
Uber Technologies, Inc. (A)	3,774,353	369,773,363
Industrial conglomerates 1.9%
Honeywell International, Inc.	1,683,499	354,376,540
Machinery 1.8%
Cummins, Inc.	418,931	176,943,886
Wabtec Corp.	839,914	168,377,560
Passenger airlines 0.5%
United Airlines Holdings, Inc. (A)	1,081,617	104,376,041
Professional services 1.8%
Jacobs Solutions, Inc.	1,324,372	198,470,388
Leidos Holdings, Inc.	706,005	133,406,705
Trading companies and distributors 1.5%
United Rentals, Inc.	290,079	276,926,818
Information technology 11.7%		2,211,397,155
Electronic equipment, instruments and components 3.2%
Flex, Ltd. (A)	4,817,665	279,280,040
Keysight Technologies, Inc. (A)	1,217,805	213,018,451
Trimble, Inc. (A)	1,288,116	105,174,671
Semiconductors and semiconductor equipment 5.7%
Applied Materials, Inc.	1,145,416	234,512,472
Microchip Technology, Inc.	4,046,904	259,892,175
Micron Technology, Inc.	2,026,666	339,101,755
NXP Semiconductors NV	1,096,691	249,749,441
Software 1.5%
Oracle Corp.	983,297	276,542,448
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	4

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.3%
Dell Technologies, Inc., Class C	1,792,521	$254,125,702
Materials 7.2%		1,349,371,558
Construction materials 2.2%
CRH PLC	3,491,810	418,668,019
Metals and mining 5.0%
Kinross Gold Corp.	19,603,883	487,156,493
Newmont Corp.	3,110,239	262,224,250
Reliance, Inc.	486,204	136,540,669
Steel Dynamics, Inc.	321,180	44,782,127
Utilities 4.7%		894,425,597
Electric utilities 3.7%
Entergy Corp.	1,921,354	179,050,979
FirstEnergy Corp.	6,284,751	287,967,291
PPL Corp.	6,513,887	242,056,041
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4,777,095	185,351,286

	Yield (%)	Shares	Value
Short-term investments 1.5%			$272,884,009
(Cost $272,882,980)
Short-term funds 1.5%			272,884,009
John Hancock Collateral Trust (C)	4.0668(D)	5,888,181	58,901,830
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(D)	213,982,179	213,982,179

Total investments (Cost $13,528,321,090) 100.2%	$18,849,666,631
Other assets and liabilities, net (0.2%)	(34,796,524)
Total net assets 100.0%	$18,814,870,107

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $13,596,128,151. Net unrealized appreciation aggregated to $5,253,538,480, of which $5,395,475,246 related to gross unrealized appreciation and $141,936,766 related to gross unrealized depreciation.
5	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 9-30-25:
United States	89.1%
Canada	3.8%
United Kingdom	2.8%
Ireland	2.4%
Netherlands	1.3%
Other countries	0.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	6

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $13,469,420,289) including $57,603,450 of securities loaned	$18,790,764,801
Affiliated investments, at value (Cost $58,900,801)	58,901,830
Total investments, at value (Cost $13,528,321,090)	18,849,666,631
Dividends receivable	18,587,126
Receivable for fund shares sold	19,350,123
Receivable for investments sold	39,682,281
Receivable for securities lending income	2,130
Other assets	791,134
Total assets	18,928,079,425
Liabilities
Payable for investments purchased	17,131,009
Payable for fund shares repurchased	34,724,630
Payable upon return of securities loaned	58,900,825
Payable to affiliates
Accounting and legal services fees	525,239
Transfer agent fees	936,206
Distribution and service fees	17,999
Other liabilities and accrued expenses	973,410
Total liabilities	113,209,318
Net assets	$18,814,870,107
Net assets consist of
Paid-in capital	$12,803,337,615
Total distributable earnings (loss)	6,011,532,492
Net assets	$18,814,870,107
7	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,421,534,723 ÷ 52,493,202 shares)[1]	$27.08
Class C ($55,903,997 ÷ 2,302,579 shares)[1]	$24.28
Class I ($8,911,387,110 ÷ 346,447,261 shares)	$25.72
Class R2 ($54,159,115 ÷ 2,114,378 shares)	$25.61
Class R4 ($45,736,972 ÷ 1,778,567 shares)	$25.72
Class R5 ($67,413,431 ÷ 2,610,815 shares)	$25.82
Class R6 ($4,836,234,596 ÷ 187,298,745 shares)	$25.82
Class NAV ($3,422,500,163 ÷ 132,478,066 shares)	$25.83
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$28.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	8

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$151,355,238
Interest	1,128
Securities lending	388
Less foreign taxes withheld	(1,238,140)
Total investment income	150,118,614
Expenses
Investment management fees	49,521,048
Distribution and service fees	2,157,639
Accounting and legal services fees	1,521,465
Transfer agent fees	5,471,250
Trustees’ fees	208,604
Custodian fees	882,528
State registration fees	140,166
Printing and postage	376,231
Professional fees	224,910
Other	203,862
Total expenses	60,707,703
Less expense reductions	(772,477)
Net expenses	59,935,226
Net investment income	90,183,388
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	132,995,948
Affiliated investments	(228)
132,995,720
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,222,924,907
Affiliated investments	1,029
2,222,925,936
Net realized and unrealized gain	2,355,921,656
Increase in net assets from operations	$2,446,105,044
9	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$90,183,388	$167,531,524
Net realized gain	132,995,720	1,845,456,035
Change in net unrealized appreciation (depreciation)	2,222,925,936	(1,529,416,219)
Increase in net assets resulting from operations	2,446,105,044	483,571,340
Distributions to shareholders
From earnings
Class A	—	(154,930,830)
Class C	—	(7,280,485)
Class I	—	(959,358,243)
Class R2	—	(6,766,250)
Class R4	—	(7,072,888)
Class R5	—	(8,060,942)
Class R6	—	(573,810,642)
Class NAV	—	(134,798,887)
Total distributions	—	(1,852,079,167)
From fund share transactions	(189,852,939)	3,118,049,813
Total increase	2,256,252,105	1,749,541,986
Net assets
Beginning of period	16,558,618,002	14,809,076,016
End of period	$18,814,870,107	$16,558,618,002
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	10

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$23.67	$25.94	$21.72	$24.55	$24.73	$15.18
Net investment income[2]	0.09	0.21	0.18	0.24	0.15	0.18
Net realized and unrealized gain (loss) on investments	3.32	0.59	5.59	(1.63)	3.04	9.65
Total from investment operations	3.41	0.80	5.77	(1.39)	3.19	9.83
Less distributions
From net investment income	—	(0.19)	(0.19)	(0.23)	(0.16)	(0.28)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.07)	(1.55)	(1.44)	(3.37)	(0.28)
Net asset value, end of period	$27.08	$23.67	$25.94	$21.72	$24.55	$24.73
Total return (%)[3,4]	14.41[5]	3.07	27.42	(5.60)	13.42	65.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1,422	$1,294	$1,382	$1,185	$1,204	$1,037
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.00	1.03	1.02	1.04	1.07
Expenses including reductions	0.96[6]	0.99	1.02	1.01	1.03	1.07
Net investment income	0.75[6]	0.83	0.79	1.04	0.60	0.94
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
11	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$21.30	$23.63	$19.92	$22.62	$23.05	$14.17
Net investment income (loss)[2]	—[3]	0.02	0.01	0.06	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	2.98	0.54	5.08	(1.49)	2.82	9.00
Total from investment operations	2.98	0.56	5.09	(1.43)	2.78	9.03
Less distributions
From net investment income	—	(0.01)	(0.02)	(0.06)	—	(0.15)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(2.89)	(1.38)	(1.27)	(3.21)	(0.15)
Net asset value, end of period	$24.28	$21.30	$23.63	$19.92	$22.62	$23.05
Total return (%)[4,5]	13.99[6]	2.30	26.40	(6.26)	12.56	63.90
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$56	$72	$79	$116	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[7]	1.75	1.78	1.77	1.79	1.82
Expenses including reductions	1.71[7]	1.74	1.77	1.76	1.78	1.82
Net investment income (loss)	—[7]	0.08	0.05	0.29	(0.17)	0.19
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	12

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.45	$24.76	$20.80	$23.57	$23.86	$14.65
Net investment income[2]	0.12	0.27	0.23	0.28	0.21	0.22
Net realized and unrealized gain (loss) on investments	3.15	0.56	5.33	(1.55)	2.93	9.32
Total from investment operations	3.27	0.83	5.56	(1.27)	3.14	9.54
Less distributions
From net investment income	—	(0.26)	(0.24)	(0.29)	(0.22)	(0.33)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.14)	(1.60)	(1.50)	(3.43)	(0.33)
Net asset value, end of period	$25.72	$22.45	$24.76	$20.80	$23.57	$23.86
Total return (%)[3]	14.57[4]	3.30	27.68	(5.33)	13.73	65.58
Ratios and supplemental data
Net assets, end of period (in millions)	$8,911	$7,749	$7,297	$5,657	$6,039	$5,618
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.75	0.78	0.77	0.79	0.82
Expenses including reductions	0.71[5]	0.74	0.77	0.76	0.78	0.82
Net investment income	1.00[5]	1.08	1.04	1.29	0.84	1.18
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.40	$24.71	$20.76	$23.53	$23.83	$14.63
Net investment income[2]	0.07	0.17	0.15	0.20	0.11	0.15
Net realized and unrealized gain (loss) on investments	3.14	0.56	5.32	(1.56)	2.93	9.31
Total from investment operations	3.21	0.73	5.47	(1.36)	3.04	9.46
Less distributions
From net investment income	—	(0.16)	(0.16)	(0.20)	(0.13)	(0.26)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.04)	(1.52)	(1.41)	(3.34)	(0.26)
Net asset value, end of period	$25.61	$22.40	$24.71	$20.76	$23.53	$23.83
Total return (%)[3]	14.33[4]	2.91	27.22	(5.73)	13.28	64.94
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$53	$51	$50	$55	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.14	1.17	1.16	1.18	1.21
Expenses including reductions	1.09[5]	1.13	1.16	1.15	1.17	1.20
Net investment income	0.61[5]	0.69	0.66	0.90	0.43	0.80
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	14

CLASS R4 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.46	$24.77	$20.80	$23.58	$23.87	$14.65
Net investment income[2]	0.10	0.23	0.20	0.25	0.17	0.20
Net realized and unrealized gain (loss) on investments	3.16	0.56	5.34	(1.57)	2.94	9.32
Total from investment operations	3.26	0.79	5.54	(1.32)	3.11	9.52
Less distributions
From net investment income	—	(0.22)	(0.21)	(0.25)	(0.19)	(0.30)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.10)	(1.57)	(1.46)	(3.40)	(0.30)
Net asset value, end of period	$25.72	$22.46	$24.77	$20.80	$23.58	$23.87
Total return (%)[3]	14.51[4]	3.16	27.56	(5.52)	13.58	65.34
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$41	$55	$49	$62	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	0.99	1.01	1.01	1.03	1.06
Expenses including reductions	0.85[5]	0.88	0.91	0.90	0.92	0.95
Net investment income	0.86[5]	0.94	0.90	1.14	0.70	1.06
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.53	$24.84	$20.85	$23.63	$23.91	$14.67
Net investment income[2]	0.13	0.28	0.25	0.29	0.23	0.23
Net realized and unrealized gain (loss) on investments	3.16	0.56	5.35	(1.56)	2.94	9.35
Total from investment operations	3.29	0.84	5.60	(1.27)	3.17	9.58
Less distributions
From net investment income	—	(0.27)	(0.25)	(0.30)	(0.24)	(0.34)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.15)	(1.61)	(1.51)	(3.45)	(0.34)
Net asset value, end of period	$25.82	$22.53	$24.84	$20.85	$23.63	$23.91
Total return (%)[3]	14.60[4]	3.35	27.81	(5.31)	13.82	65.67
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$63	$69	$59	$60	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.69	0.71	0.71	0.73	0.76
Expenses including reductions	0.65[5]	0.68	0.71	0.71	0.72	0.75
Net investment income	1.06[5]	1.14	1.11	1.35	0.93	1.24
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	16

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.53	$24.83	$20.85	$23.62	$23.91	$14.67
Net investment income[2]	0.13	0.29	0.26	0.31	0.24	0.24
Net realized and unrealized gain (loss) on investments	3.16	0.57	5.34	(1.56)	2.93	9.35
Total from investment operations	3.29	0.86	5.60	(1.25)	3.17	9.59
Less distributions
From net investment income	—	(0.28)	(0.26)	(0.31)	(0.25)	(0.35)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.16)	(1.62)	(1.52)	(3.46)	(0.35)
Net asset value, end of period	$25.82	$22.53	$24.83	$20.85	$23.62	$23.91
Total return (%)[3]	14.60[4]	3.44	27.82	(5.22)	13.82	65.74
Ratios and supplemental data
Net assets, end of period (in millions)	$4,836	$4,485	$4,730	$3,846	$4,009	$3,844
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[5]	0.64	0.66	0.66	0.68	0.71
Expenses including reductions	0.60[5]	0.63	0.66	0.66	0.68	0.71
Net investment income	1.11[5]	1.19	1.16	1.40	0.95	1.30
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
17	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.54	$24.85	$20.86	$23.63	$23.92	$14.68
Net investment income[2]	0.13	0.30	0.26	0.31	0.24	0.25
Net realized and unrealized gain (loss) on investments	3.16	0.55	5.36	(1.56)	2.93	9.34
Total from investment operations	3.29	0.85	5.62	(1.25)	3.17	9.59
Less distributions
From net investment income	—	(0.28)	(0.27)	(0.31)	(0.25)	(0.35)
From net realized gain	—	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	—	(3.16)	(1.63)	(1.52)	(3.46)	(0.35)
Net asset value, end of period	$25.83	$22.54	$24.85	$20.86	$23.63	$23.92
Total return (%)[3]	14.60[4]	3.41	27.87	(5.20)	13.83	65.71
Ratios and supplemental data
Net assets, end of period (in millions)	$3,423	$2,818	$1,153	$1,151	$1,372	$1,486
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[5]	0.64	0.66	0.65	0.68	0.70
Expenses including reductions	0.60[5]	0.63	0.65	0.65	0.67	0.70
Net investment income	1.11[5]	1.22	1.17	1.40	0.95	1.31
Portfolio turnover (%)	23	63	48	43	38	55

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
19	JOHN HANCOCK Disciplined Value Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
| JOHN HANCOCK Disciplined Value Fund	20

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $57,603,450 and received $58,900,825 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $48,509.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
21	JOHN HANCOCK Disciplined Value Fund |

As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of aggregate net assets; (b) 0.675% of the next $500 million of aggregate net assets; (c) 0.650% of the next $500 million of aggregate net assets; (d) 0.625% of the next $1 billion of aggregate net assets; (e) 0.575% of the next $10 billion of aggregate net assets; and (f) 0.500% of aggregate net assets in excess of $12.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Trust, a series of John Hancock Trust Company Collective Investment Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average
| JOHN HANCOCK Disciplined Value Fund	22

daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$56,888
Class C	2,324
Class I	350,672
Class R2	2,253
Class R4	1,831
Class	Expense reduction
Class R5	$2,704
Class R6	196,195
Class NAV	138,179
Total	$751,046

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $21,431 for Class R4 shares for the six months ended September 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $264,487 for the six months ended September 30, 2025. Of this amount, $45,507 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $218,980 was paid as sales commissions to broker-dealers.
23	JOHN HANCOCK Disciplined Value Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $2,140 and $3,250 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,664,632	$741,161
Class C	272,558	30,364
Class I	—	4,561,481
Class R2	130,248	1,536
Class R4	74,552	1,247
Class R5	15,649	1,842
Class R6	—	133,619
Total	$2,157,639	$5,471,250
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,800,000	3	4.835%	$1,128
| JOHN HANCOCK Disciplined Value Fund	24

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,222,334	$79,446,936	7,121,298	$182,981,411
Distributions reinvested	—	—	6,036,547	143,307,398
Repurchased	(5,391,204)	(132,848,040)	(11,761,627)	(300,844,060)
Net increase (decrease)	(2,168,870)	$(53,401,104)	1,396,218	$25,444,749
Class C shares
Sold	123,920	$2,776,737	415,308	$9,550,262
Distributions reinvested	—	—	322,390	6,902,371
Repurchased	(464,811)	(10,262,769)	(1,138,293)	(26,413,699)
Net decrease	(340,891)	$(7,486,032)	(400,595)	$(9,961,066)
Class I shares
Sold	41,162,431	$965,277,396	93,956,841	$2,278,551,021
Distributions reinvested	—	—	34,296,054	772,004,168
Repurchased	(39,851,810)	(938,561,835)	(77,785,804)	(1,896,728,860)
Net increase	1,310,621	$26,715,561	50,467,091	$1,153,826,329
Class R2 shares
Sold	113,357	$2,650,317	506,276	$12,326,911
Distributions reinvested	—	—	250,320	5,627,193
Repurchased	(372,392)	(8,786,499)	(465,456)	(11,087,493)
Net increase (decrease)	(259,035)	$(6,136,182)	291,140	$6,866,611
Class R4 shares
Sold	175,863	$4,102,394	479,552	$11,742,417
Distributions reinvested	—	—	313,932	7,072,888
Repurchased	(219,896)	(5,184,489)	(1,192,480)	(27,988,075)
Net decrease	(44,033)	$(1,082,095)	(398,996)	$(9,172,770)
Class R5 shares
Sold	144,845	$3,455,671	1,271,416	$31,859,026
Distributions reinvested	—	—	356,995	8,060,942
Repurchased	(313,505)	(7,299,334)	(1,636,300)	(42,983,057)
Net decrease	(168,660)	$(3,843,663)	(7,889)	$(3,063,089)
25	JOHN HANCOCK Disciplined Value Fund |

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	12,718,098	$297,104,004	38,439,256	$942,786,716
Distributions reinvested	—	—	22,866,976	516,107,637
Repurchased	(24,499,307)	(579,041,255)	(52,680,036)	(1,294,888,676)
Net increase (decrease)	(11,781,209)	$(281,937,251)	8,626,196	$164,005,677
Class NAV shares
Sold	16,807,866	$363,212,076	77,972,210	$1,790,111,223
Distributions reinvested	—	—	5,969,836	134,798,887
Repurchased	(9,386,059)	(225,894,249)	(5,302,263)	(134,806,738)
Net increase	7,421,807	$137,317,827	78,639,783	$1,790,103,372
Total net increase (decrease)	(6,030,270)	$(189,852,939)	138,612,948	$3,118,049,813
Affiliates of the fund owned 96% of shares of Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,217,329,594 and $4,028,479,444, respectively, for the six months ended September 30, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2025, funds within the John Hancock group of funds complex held 17.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,888,181	—	$64,625,725	$(5,724,696)	$(228)	$1,029	$388	—	$58,901,830

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Disciplined Value Fund	26

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK Disciplined Value Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK DISCIPLINED VALUE FUND	28

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
29	JOHN HANCOCK DISCIPLINED VALUE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including actions taken in 2024 to decrease the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the
| JOHN HANCOCK DISCIPLINED VALUE FUND	30

fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
31	JOHN HANCOCK DISCIPLINED VALUE FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK DISCIPLINED VALUE FUND	32

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
33	JOHN HANCOCK DISCIPLINED VALUE FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK DISCIPLINED VALUE FUND	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864498	340SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
September 30, 2025

John Hancock
Disciplined Value Mid Cap Fund

2	Fund’s investments
8	Financial statements
12	Financial highlights
18	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 97.9%		$23,769,698,991
(Cost $17,121,058,816)
Consumer discretionary 15.2%		3,691,344,417
Automobile components 0.5%
Gentex Corp.	4,315,523	122,129,301
Automobiles 0.3%
Harley-Davidson, Inc. (A)	2,936,735	81,934,907
Broadline retail 1.2%
eBay, Inc.	3,230,414	293,806,153
Distributors 0.5%
LKQ Corp.	3,916,640	119,614,186
Diversified consumer services 1.5%
frontdoor, Inc. (B)	3,202,441	215,492,255
H&R Block, Inc.	2,837,854	143,510,277
Hotels, restaurants and leisure 2.3%
Boyd Gaming Corp.	2,098,505	181,415,757
Churchill Downs, Inc.	917,480	89,004,735
Darden Restaurants, Inc.	450,250	85,709,590
Marriott International, Inc., Class A	366,652	95,490,847
Wyndham Hotels & Resorts, Inc.	1,365,631	109,113,917
Household durables 4.5%
Cavco Industries, Inc. (B)	218,834	127,083,469
D.R. Horton, Inc.	1,176,496	199,380,777
NVR, Inc. (B)	32,583	261,793,327
Somnigroup International, Inc.	3,746,027	315,902,457
TopBuild Corp. (B)	501,293	195,935,382
Specialty retail 3.7%
AutoZone, Inc. (B)	94,502	405,436,260
Ross Stores, Inc.	1,003,615	152,940,890
Valvoline, Inc. (B)	4,048,694	145,388,602
Williams-Sonoma, Inc.	952,565	186,178,829
Textiles, apparel and luxury goods 0.7%
Ralph Lauren Corp.	523,289	164,082,499
Consumer staples 4.3%		1,043,139,857
Beverages 1.5%
Coca-Cola Consolidated, Inc.	1,386,600	162,454,056
Coca-Cola Europacific Partners PLC	1,373,033	124,135,914
Primo Brands Corp.	3,485,347	77,026,169
Consumer staples distribution and retail 2.4%
Maplebear, Inc. (B)	2,628,530	96,624,763
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	2

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Sysco Corp.	2,526,305	$208,015,954
U.S. Foods Holding Corp. (B)	3,743,814	286,851,029
Food products 0.4%
Lamb Weston Holdings, Inc.	1,515,702	88,031,972
Energy 5.8%		1,396,170,647
Energy equipment and services 1.1%
TechnipFMC PLC	6,856,321	270,481,863
Oil, gas and consumable fuels 4.7%
Diamondback Energy, Inc.	1,038,049	148,544,812
EQT Corp.	3,303,788	179,825,181
Marathon Petroleum Corp.	1,612,835	310,857,818
Permian Resources Corp.	12,157,256	155,612,877
Phillips 66	839,360	114,169,747
Range Resources Corp.	5,756,598	216,678,349
Financials 17.2%		4,176,354,763
Banks 2.8%
East West Bancorp, Inc. (A)	2,243,333	238,802,798
Fifth Third Bancorp	3,904,477	173,944,450
Huntington Bancshares, Inc.	15,830,986	273,401,128
Capital markets 7.2%
Affiliated Managers Group, Inc.	846,350	201,795,231
Ameriprise Financial, Inc.	867,525	426,171,652
Evercore, Inc., Class A	828,746	279,552,601
LPL Financial Holdings, Inc.	1,114,604	370,817,605
Stifel Financial Corp.	1,681,086	190,752,828
The Carlyle Group, Inc.	4,511,025	282,841,268
Consumer finance 1.7%
Credit Acceptance Corp. (A)(B)	245,514	114,637,852
SLM Corp. (A)	3,201,789	88,625,520
Synchrony Financial	2,842,074	201,929,358
Financial services 2.3%
Equitable Holdings, Inc.	2,554,778	129,731,627
Rocket Companies, Inc., Class A (A)	9,756,320	189,077,482
Voya Financial, Inc.	1,965,703	147,034,584
WEX, Inc. (B)	638,514	100,585,110
Insurance 3.2%
Brown & Brown, Inc.	1,148,546	107,722,129
First American Financial Corp.	2,492,900	160,143,896
Markel Group, Inc. (B)	138,763	265,226,048
RenaissanceRe Holdings, Ltd.	354,101	89,916,867
3	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Travelers Companies, Inc.	514,450	$143,644,729
Health care 7.8%		1,899,996,356
Health care equipment and supplies 1.9%
GE HealthCare Technologies, Inc.	1,734,263	130,243,151
Solventum Corp. (B)	3,040,066	221,924,818
STERIS PLC	469,649	116,209,949
Health care providers and services 4.2%
Cencora, Inc.	1,027,770	321,208,958
Centene Corp. (B)	3,680,105	131,306,146
McKesson Corp.	198,075	153,020,861
Quest Diagnostics, Inc.	832,885	158,731,223
Tenet Healthcare Corp. (B)	1,288,952	261,708,814
Life sciences tools and services 1.7%
ICON PLC (B)	480,864	84,151,200
IQVIA Holdings, Inc. (B)	1,009,410	191,727,335
QIAGEN NV (A)	2,904,295	129,763,901
Industrials 19.8%		4,817,077,087
Aerospace and defense 3.2%
Howmet Aerospace, Inc.	1,431,104	280,825,538
L3Harris Technologies, Inc.	553,818	169,141,555
Textron, Inc.	3,760,780	317,748,302
Air freight and logistics 1.0%
Expeditors International of Washington, Inc.	1,893,239	232,092,169
Building products 4.6%
Allegion PLC	1,924,487	341,307,769
Builders FirstSource, Inc. (B)	1,225,019	148,533,554
Masco Corp.	3,817,211	268,693,482
Masterbrand, Inc. (B)	5,029,792	66,242,361
Resideo Technologies, Inc. (B)	3,773,431	162,936,751
UFP Industries, Inc.	1,354,941	126,673,434
Commercial services and supplies 0.9%
RB Global, Inc.	1,931,935	209,344,477
Electrical equipment 1.5%
AMETEK, Inc.	749,628	140,930,064
Generac Holdings, Inc. (B)	1,358,128	227,350,627
Ground transportation 1.3%
Landstar System, Inc.	936,907	114,827,322
Old Dominion Freight Line, Inc.	1,509,116	212,453,350
Industrial conglomerates 0.6%
3M Company	982,388	152,446,970
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	4

	Shares	Value
Industrials (continued)
Machinery 2.8%
Allison Transmission Holdings, Inc.	842,792	$71,536,185
Dover Corp.	611,379	101,996,359
ITT, Inc.	509,003	90,989,376
Lincoln Electric Holdings, Inc.	620,733	146,387,463
Parker-Hannifin Corp.	121,548	92,151,616
Watts Water Technologies, Inc., Class A	662,875	185,127,730
Professional services 3.1%
CACI International, Inc., Class A (B)	393,265	196,152,717
Equifax, Inc.	618,574	158,682,788
Leidos Holdings, Inc.	843,884	159,460,321
SS&C Technologies Holdings, Inc.	1,991,092	176,729,326
TriNet Group, Inc.	1,054,502	70,535,639
Trading companies and distributors 0.8%
DNOW, Inc. (B)	2,684,291	40,935,438
MRC Global, Inc. (B)	2,496,189	35,995,045
MSC Industrial Direct Company, Inc., Class A (A)	1,289,878	118,849,359
Information technology 11.7%		2,843,417,764
Electronic equipment, instruments and components 5.6%
Arrow Electronics, Inc. (B)	1,003,204	121,387,684
CDW Corp.	1,600,619	254,946,594
Flex, Ltd. (B)	3,240,052	187,825,814
Jabil, Inc.	555,586	120,656,612
Keysight Technologies, Inc. (B)	1,528,242	267,320,091
TE Connectivity PLC	926,215	203,331,979
Zebra Technologies Corp., Class A (B)	692,374	205,745,858
Semiconductors and semiconductor equipment 1.1%
Microchip Technology, Inc.	4,054,900	260,405,678
Software 2.6%
Check Point Software Technologies, Ltd. (B)	1,145,770	237,071,271
Gen Digital, Inc.	6,146,268	174,492,549
InterDigital, Inc. (A)	621,555	214,579,433
Technology hardware, storage and peripherals 2.4%
Dell Technologies, Inc., Class C	955,298	135,432,597
NetApp, Inc.	1,906,807	225,880,357
Seagate Technology Holdings PLC	992,719	234,341,247
Materials 5.4%		1,306,812,678
Chemicals 1.6%
CF Industries Holdings, Inc.	2,624,879	235,451,646
DuPont de Nemours, Inc.	1,837,528	143,143,431
5	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.7%
Ball Corp.	2,792,320	$140,788,774
Packaging Corp. of America	1,215,664	264,929,656
Metals and mining 1.8%
Commercial Metals Company	2,625,907	150,411,953
Freeport-McMoRan, Inc.	1,741,511	68,302,061
Reliance, Inc.	823,429	231,243,566
Paper and forest products 0.3%
Louisiana-Pacific Corp.	816,542	72,541,591
Real estate 6.8%		1,648,242,577
Industrial REITs 0.6%
EastGroup Properties, Inc.	880,271	148,994,669
Office REITs 0.8%
BXP, Inc.	2,559,814	190,296,573
Residential REITs 1.5%
Equity LifeStyle Properties, Inc.	2,118,754	128,608,368
Equity Residential	1,778,220	115,104,181
Essex Property Trust, Inc.	473,439	126,720,683
Retail REITs 2.2%
Regency Centers Corp.	2,564,439	186,947,603
Simon Property Group, Inc.	1,785,106	335,010,843
Specialized REITs 1.7%
Extra Space Storage, Inc.	739,452	104,218,365
Lamar Advertising Company, Class A	1,676,564	205,244,965
VICI Properties, Inc.	3,284,156	107,096,327
Utilities 3.9%		947,142,845
Electric utilities 2.4%
Entergy Corp.	1,784,901	166,334,924
FirstEnergy Corp.	2,901,171	132,931,655
NRG Energy, Inc.	560,499	90,772,813
OGE Energy Corp.	4,207,185	194,666,450
Multi-utilities 1.5%
CenterPoint Energy, Inc.	2,528,156	98,092,453
DTE Energy Company	1,869,084	264,344,550

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	6

	Yield (%)	Shares	Value
Short-term investments 3.2%			$786,028,967
(Cost $786,022,703)
Short-term funds 3.2%			786,028,967
John Hancock Collateral Trust (C)	4.0668(D)	28,578,064	285,877,808
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(D)	500,151,159	500,151,159

Total investments (Cost $17,907,081,519) 101.1%	$24,555,727,958
Other assets and liabilities, net (1.1%)	(269,974,276)
Total net assets 100.0%	$24,285,753,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 9-30-25.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $17,996,483,687. Net unrealized appreciation aggregated to $6,559,244,271, of which $6,889,736,511 related to gross unrealized appreciation and $330,492,240 related to gross unrealized depreciation.
7	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $17,621,209,975) including $354,379,236 of securities loaned	$24,269,850,150
Affiliated investments, at value (Cost $285,871,544)	285,877,808
Total investments, at value (Cost $17,907,081,519)	24,555,727,958
Cash	938,699
Dividends and interest receivable	23,138,966
Receivable for fund shares sold	28,626,748
Receivable for investments sold	43,584,311
Receivable for securities lending income	1,341,577
Other assets	1,239,474
Total assets	24,654,597,733
Liabilities
Payable for investments purchased	57,667,468
Payable for fund shares repurchased	21,339,377
Payable upon return of securities loaned	285,871,771
Payable to affiliates
Accounting and legal services fees	695,499
Transfer agent fees	1,544,970
Distribution and service fees	25,162
Trustees’ fees	6,720
Other liabilities and accrued expenses	1,693,084
Total liabilities	368,844,051
Net assets	$24,285,753,682
Net assets consist of
Paid-in capital	$15,690,489,820
Total distributable earnings (loss)	8,595,263,862
Net assets	$24,285,753,682
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	8

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,504,890,507 ÷ 52,978,747 shares)[1]	$28.41
Class C ($59,348,213 ÷ 2,110,781 shares)[1]	$28.12
Class I ($15,440,996,018 ÷ 511,777,544 shares)	$30.17
Class R2 ($40,623,978 ÷ 1,357,464 shares)	$29.93
Class R4 ($189,946,909 ÷ 6,310,524 shares)	$30.10
Class R6 ($7,049,948,057 ÷ 233,569,407 shares)	$30.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$182,385,005
Securities lending	6,209,009
Less foreign taxes withheld	(187,985)
Total investment income	188,406,029
Expenses
Investment management fees	78,538,407
Distribution and service fees	2,515,460
Accounting and legal services fees	1,925,023
Transfer agent fees	8,885,254
Trustees’ fees	286,704
Custodian fees	1,269,645
State registration fees	125,016
Printing and postage	636,352
Professional fees	316,236
Other	280,996
Total expenses	94,779,093
Less expense reductions	(1,048,883)
Net expenses	93,730,210
Net investment income	94,675,819
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,015,885,688
Affiliated investments	667
1,015,886,355
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,779,678,055
Affiliated investments	(17,804,854)
1,761,873,201
Net realized and unrealized gain	2,777,759,556
Increase in net assets from operations	$2,872,435,375
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	10

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$94,675,819	$195,412,709
Net realized gain	1,015,886,355	2,306,611,003
Change in net unrealized appreciation (depreciation)	1,761,873,201	(2,595,288,140)
Increase (decrease) in net assets resulting from operations	2,872,435,375	(93,264,428)
Distributions to shareholders
From earnings
Class A	—	(161,756,786)
Class C	—	(6,217,682)
Class I	—	(1,579,218,002)
Class R2	—	(4,871,009)
Class R4	—	(22,081,457)
Class R6	—	(686,252,920)
Total distributions	—	(2,460,397,856)
From fund share transactions	403,908,107	138,805,751
Total increase (decrease)	3,276,343,482	(2,414,856,533)
Net assets
Beginning of period	21,009,410,200	23,424,266,733
End of period	$24,285,753,682	$21,009,410,200
11	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.98	$28.33	$23.54	$26.25	$25.33	$14.91
Net investment income (loss)[2]	0.08	0.17	0.17	0.20	0.09	0.10
Net realized and unrealized gain (loss) on investments	3.35	(0.35)	5.66	(1.69)	2.60	10.54
Total from investment operations	3.43	(0.18)	5.83	(1.49)	2.69	10.64
Less distributions
From net investment income	—	(0.17)	(0.20)	(0.19)	(0.07)	(0.14)
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.17)	(1.04)	(1.22)	(1.77)	(0.22)
Net asset value, end of period	$28.41	$24.98	$28.33	$23.54	$26.25	$25.33
Total return (%)[3,4]	13.73[5]	(0.83)	25.16	(5.53)	10.91	71.55
Ratios and supplemental data
Net assets, end of period (in millions)	$1,505	$1,380	$1,510	$1,363	$1,486	$1,204
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.11	1.13	1.12	1.11	1.12
Expenses including reductions	1.10[6]	1.10	1.12	1.11	1.10	1.11
Net investment income (loss)	0.59[6]	0.60	0.68	0.83	0.34	0.52
Portfolio turnover (%)	27	49	47	41	26	52[7]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	12

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.82	$28.20	$23.45	$26.14	$25.34	$14.94
Net investment income (loss)[2]	(0.02)	(0.04)	(0.02)	0.02	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	3.32	(0.34)	5.61	(1.68)	2.62	10.53
Total from investment operations	3.30	(0.38)	5.59	(1.66)	2.50	10.48
Less distributions
From net investment income	—	—	—[3]	—	—	—
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Net asset value, end of period	$28.12	$24.82	$28.20	$23.45	$26.14	$25.34
Total return (%)[4,5]	13.30[6]	(1.56)	24.19	(6.22)	10.12	70.20
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$55	$63	$56	$62	$92
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[7]	1.86	1.88	1.87	1.86	1.87
Expenses including reductions	1.85[7]	1.85	1.87	1.86	1.85	1.86
Net investment income (loss)	(0.16)[7]	(0.15)	(0.07)	0.08	(0.46)	(0.23)
Portfolio turnover (%)	27	49	47	41	26	52[8]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
13	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.50	$29.86	$24.76	$27.55	$26.49	$15.58
Net investment income (loss)[2]	0.12	0.25	0.24	0.27	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.55	(0.36)	5.96	(1.78)	2.74	11.02
Total from investment operations	3.67	(0.11)	6.20	(1.51)	2.90	11.18
Less distributions
From net investment income	—	(0.25)	(0.26)	(0.25)	(0.14)	(0.19)
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.25)	(1.10)	(1.28)	(1.84)	(0.27)
Net asset value, end of period	$30.17	$26.50	$29.86	$24.76	$27.55	$26.49
Total return (%)[3]	13.85[4]	(0.57)	25.46	(5.31)	11.23	71.97
Ratios and supplemental data
Net assets, end of period (in millions)	$15,441	$13,376	$14,709	$13,215	$14,847	$11,932
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.88	0.87	0.86	0.87
Expenses including reductions	0.85[5]	0.85	0.87	0.86	0.85	0.86
Net investment income (loss)	0.84[5]	0.85	0.93	1.08	0.59	0.78
Portfolio turnover (%)	27	49	47	41	26	52[6]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	14

CLASS R2 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.33	$29.69	$24.64	$27.41	$26.37	$15.53
Net investment income (loss)[2]	0.06	0.13	0.14	0.17	0.05	0.08
Net realized and unrealized gain (loss) on investments	3.54	(0.36)	5.91	(1.76)	2.73	10.96
Total from investment operations	3.60	(0.23)	6.05	(1.59)	2.78	11.04
Less distributions
From net investment income	—	(0.13)	(0.16)	(0.15)	(0.04)	(0.12)
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.13)	(1.00)	(1.18)	(1.74)	(0.20)
Net asset value, end of period	$29.93	$26.33	$29.69	$24.64	$27.41	$26.37
Total return (%)[3]	13.67[4]	(0.97)	24.93	(5.65)	10.78	71.23
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$38	$52	$89	$103	$106
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.25	1.26	1.26	1.25	1.25
Expenses including reductions	1.25[5]	1.24	1.25	1.25	1.24	1.24
Net investment income (loss)	0.44[5]	0.44	0.52	0.68	0.18	0.39
Portfolio turnover (%)	27	49	47	41	26	52[6]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
15	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.45	$29.81	$24.73	$27.51	$26.46	$15.57
Net investment income (loss)[2]	0.10	0.20	0.21	0.24	0.12	0.14
Net realized and unrealized gain (loss) on investments	3.55	(0.35)	5.93	(1.77)	2.73	10.99
Total from investment operations	3.65	(0.15)	6.14	(1.53)	2.85	11.13
Less distributions
From net investment income	—	(0.21)	(0.22)	(0.22)	(0.10)	(0.16)
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.21)	(1.06)	(1.25)	(1.80)	(0.24)
Net asset value, end of period	$30.10	$26.45	$29.81	$24.73	$27.51	$26.46
Total return (%)[3]	13.80[4]	(0.72)	25.25	(5.42)	11.06	71.69
Ratios and supplemental data
Net assets, end of period (in millions)	$190	$194	$250	$133	$141	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.10	1.11	1.11	1.10	1.11
Expenses including reductions	1.00[5]	0.99	1.00	1.00	0.99	1.00
Net investment income (loss)	0.69[5]	0.70	0.81	0.94	0.43	0.65
Portfolio turnover (%)	27	49	47	41	26	52[6]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	16

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.49	$29.85	$24.75	$27.54	$26.48	$15.58
Net investment income (loss)[2]	0.13	0.28	0.28	0.30	0.19	0.18
Net realized and unrealized gain (loss) on investments	3.56	(0.36)	5.95	(1.78)	2.74	11.01
Total from investment operations	3.69	(0.08)	6.23	(1.48)	2.93	11.19
Less distributions
From net investment income	—	(0.28)	(0.29)	(0.28)	(0.17)	(0.21)
From net realized gain	—	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	—	(3.28)	(1.13)	(1.31)	(1.87)	(0.29)
Net asset value, end of period	$30.18	$26.49	$29.85	$24.75	$27.54	$26.48
Total return (%)[3]	13.93[4]	(0.47)	25.59	(5.21)	11.36	72.06
Ratios and supplemental data
Net assets, end of period (in millions)	$7,050	$5,967	$6,841	$4,866	$4,768	$3,778
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.75	0.76	0.76	0.75	0.76
Expenses including reductions	0.75[5]	0.74	0.75	0.75	0.75	0.75
Net investment income (loss)	0.95[5]	0.96	1.05	1.20	0.69	0.88
Portfolio turnover (%)	27	49	47	41	26	52[6]

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
17	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Disciplined Value Mid Cap Fund	18

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $354,379,236 and received $285,871,771 of cash collateral.
19	JOHN HANCOCK Disciplined Value Mid Cap Fund |

In addition, non-cash collateral of approximately $77,649,307 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $58,649.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	20

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s aggregate net assets; (b) 0.775% of the next $500 million of the fund’s aggregate net assets; (c) 0.750% of the next $500 million of the fund’s aggregate net assets; (d) 0.725% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.700% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Mid Cap Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
21	JOHN HANCOCK Disciplined Value Mid Cap Fund |

For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$61,405
Class C	2,401
Class I	604,660
Class R2	1,704
Class	Expense reduction
Class R4	$8,277
Class R6	273,259
Total	$951,706

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $97,177 for Class R4 shares for the six months ended September 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $263,208 for the six months ended September 30, 2025. Of this amount, $43,821 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $219,387 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
| JOHN HANCOCK Disciplined Value Mid Cap Fund	22

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $5,776 and $5,018 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,796,288	$799,538
Class C	281,037	31,280
Class I	—	7,861,753
Class R2	99,536	1,161
Class R4	338,599	5,653
Class R6	—	185,869
Total	$2,515,460	$8,885,254
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,921,800	$104,355,680	7,923,315	$215,581,837
Distributions reinvested	—	—	5,720,080	145,633,238
Repurchased	(6,177,126)	(163,392,521)	(11,707,002)	(319,468,236)
Net increase (decrease)	(2,255,326)	$(59,036,841)	1,936,393	$41,746,839
Class C shares
Sold	166,455	$4,418,832	402,507	$11,046,947
Distributions reinvested	—	—	237,398	6,018,033
Repurchased	(259,964)	(6,766,440)	(655,701)	(17,784,058)
Net decrease	(93,509)	$(2,347,608)	(15,796)	$(719,078)
23	JOHN HANCOCK Disciplined Value Mid Cap Fund |

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	64,382,448	$1,824,803,440	103,636,218	$2,995,400,155
Distributions reinvested	—	—	55,678,326	1,502,758,026
Repurchased	(57,414,888)	(1,586,680,429)	(147,163,607)	(4,199,627,658)
Net increase	6,967,560	$238,123,011	12,150,937	$298,530,523
Class R2 shares
Sold	132,357	$3,697,131	294,503	$8,382,021
Distributions reinvested	—	—	152,624	4,097,957
Repurchased	(215,075)	(6,163,352)	(743,970)	(20,788,016)
Net decrease	(82,718)	$(2,466,221)	(296,843)	$(8,308,038)
Class R4 shares
Sold	392,289	$10,814,271	1,447,035	$41,457,681
Distributions reinvested	—	—	819,044	22,081,433
Repurchased	(1,424,694)	(40,787,791)	(3,324,575)	(95,667,129)
Net decrease	(1,032,405)	$(29,973,520)	(1,058,496)	$(32,128,015)
Class R6 shares
Sold	36,112,584	$1,037,571,910	42,991,408	$1,239,211,894
Distributions reinvested	—	—	21,050,601	567,945,207
Repurchased	(27,777,357)	(777,962,624)	(67,944,278)	(1,967,473,581)
Net increase (decrease)	8,335,227	$259,609,286	(3,902,269)	$(160,316,480)
Total net increase	11,838,829	$403,908,107	8,813,926	$138,805,751
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,234,718,308 and $5,834,320,146, respectively, for the six months ended September 30, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	28,578,064	$119,113,445	$933,156,017	$(766,399,552)	$667	$7,231	$6,209,009	—	$285,877,808

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	24

Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended September 30, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A*	9,756,320	$119,125,916	$16,933,907	$(25,810,002)	$10,653,893	$68,173,768	—	—	$189,077,482

*	The security was an affiliate at the beginning of the period but not at the end.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK Disciplined Value Mid Cap Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the three-, five- and ten-year periods ended December 31, 2024 and underperformed for the one-year period ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including action taken during the prior year to reduce the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	28

fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
29	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	30

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
31	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	32

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864499	363SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Shareholder Yield Fund
International equity
September 30, 2025

John Hancock
Global Shareholder Yield Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 98.4%		$1,274,440,018
(Cost $821,853,534)
Austria 1.5%		19,321,630
BAWAG Group AG (A)(B)	146,561	19,321,630
Canada 4.8%		61,545,947
Enbridge, Inc.	151,203	7,628,054
Great-West Lifeco, Inc.	168,003	6,818,143
Nutrien, Ltd.	185,687	10,901,684
Restaurant Brands International, Inc.	193,204	12,392,105
Rogers Communications, Inc., Class B	231,225	7,960,042
Royal Bank of Canada	57,696	8,503,703
TELUS Corp.	466,157	7,342,216
France 6.7%		87,378,670
AXA SA	433,271	20,777,577
Cie Generale des Etablissements Michelin SCA	204,035	7,348,080
Orange SA	1,069,251	17,344,345
Sanofi SA	164,024	15,532,118
TotalEnergies SE	273,668	16,668,778
Vinci SA	69,854	9,707,772
Germany 4.2%		54,283,680
Allianz SE	32,496	13,671,973
Deutsche Telekom AG	370,048	12,607,366
DHL Group	276,100	12,338,208
Muenchener Rueckversicherungs-Gesellschaft AG	11,357	7,251,169
Siemens AG	31,169	8,414,964
Hong Kong 0.6%		8,050,529
AIA Group, Ltd.	840,000	8,050,529
Ireland 0.8%		9,937,246
Medtronic PLC	104,339	9,937,246
Italy 2.4%		30,534,250
Infrastrutture Wireless Italiane SpA (A)	742,248	8,722,501
Snam SpA	2,541,708	15,261,037
Terna - Rete Elettrica Nazionale	645,485	6,550,712
Japan 2.0%		26,059,149
Astellas Pharma, Inc. (C)	832,300	9,072,054
NHK Spring Company, Ltd.	619,000	9,294,908
Toyota Motor Corp.	400,500	7,692,187
Norway 0.6%		7,746,439
Equinor ASA	317,658	7,746,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	2

	Shares	Value
South Korea 2.0%		$25,655,017
Samsung Electronics Company, Ltd., GDR (A)	9,285	13,940,788
SK Telecom Company, Ltd.	302,184	11,714,229
Switzerland 2.3%		30,058,807
Nestle SA	72,727	6,678,901
Novartis AG	124,013	15,945,384
Roche Holding AG	22,327	7,434,522
Taiwan 1.7%		22,164,175
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	79,359	22,164,175
United Kingdom 9.9%		128,649,997
AstraZeneca PLC, ADR	123,571	9,480,367
BAE Systems PLC	268,805	7,482,568
British American Tobacco PLC	343,964	18,294,509
Coca-Cola Europacific Partners PLC	152,086	13,750,095
GSK PLC	612,327	13,147,862
Imperial Brands PLC	531,640	22,584,810
Lloyds Banking Group PLC	8,811,973	9,971,488
National Grid PLC	704,065	10,116,471
Schroders PLC	1,626,534	8,253,897
Segro PLC	777,014	6,865,727
Unilever PLC	147,224	8,702,203
United States 58.9%		763,054,482
AbbVie, Inc.	108,758	25,181,827
Alphabet, Inc., Class C	29,628	7,215,899
American Electric Power Company, Inc.	105,002	11,812,725
Analog Devices, Inc.	63,691	15,648,879
Apple, Inc.	50,587	12,880,968
AT&T, Inc.	577,619	16,311,961
Bank of America Corp.	165,350	8,530,407
Best Buy Company, Inc.	100,801	7,622,572
Bristol-Myers Squibb Company	168,003	7,576,935
Broadcom, Inc.	85,328	28,150,560
Chevron Corp.	49,296	7,655,176
Cisco Systems, Inc.	342,082	23,405,250
Columbia Banking System, Inc.	338,438	8,711,394
Cummins, Inc.	24,196	10,219,665
CVS Health Corp.	282,068	21,265,107
Dell Technologies, Inc., Class C	158,674	22,495,213
Duke Energy Corp.	61,896	7,659,630
Emerson Electric Company	55,755	7,313,941
Entergy Corp.	123,571	11,515,581
Enterprise Products Partners LP	484,114	15,138,245
Essential Utilities, Inc.	184,361	7,356,004
3	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hasbro, Inc.	188,561	$14,302,352
Hewlett Packard Enterprise Company	964,853	23,696,790
IBM Corp.	78,696	22,204,863
Iron Mountain, Inc.	93,065	9,487,046
Johnson & Johnson	41,323	7,662,111
JPMorgan Chase & Co.	31,390	9,901,348
KLA Corp.	11,936	12,874,170
Lazard, Inc.	268,142	14,152,535
Linde PLC	15,114	7,179,150
Lockheed Martin Corp.	14,972	7,474,172
LyondellBasell Industries NV, Class A	216,857	10,634,667
McCormick & Company, Inc.	111,083	7,432,564
McDonald’s Corp.	23,211	7,053,591
Merck & Company, Inc.	86,212	7,235,773
Meta Platforms, Inc., Class A	11,053	8,117,102
MetLife, Inc.	147,002	12,108,555
Microchip Technology, Inc.	194,780	12,508,772
Microsoft Corp.	56,591	29,311,304
Mondelez International, Inc., Class A	110,307	6,890,878
MPLX LP	329,153	16,441,192
MSC Industrial Direct Company, Inc., Class A	168,666	15,540,885
NetApp, Inc.	75,380	8,929,515
NextEra Energy, Inc.	131,086	9,895,682
NiSource, Inc.	167,340	7,245,822
Omnicom Group, Inc.	94,834	7,731,816
Paychex, Inc.	55,925	7,089,053
PepsiCo, Inc.	55,486	7,792,454
Pfizer, Inc.	306,605	7,812,295
Philip Morris International, Inc.	99,476	16,135,007
Pinnacle West Capital Corp.	78,476	7,036,158
Realty Income Corp.	169,992	10,333,814
Regions Financial Corp.	288,258	7,601,363
RTX Corp.	44,212	7,397,994
Texas Instruments, Inc.	75,239	13,823,661
The Coca-Cola Company	111,134	7,370,407
The Home Depot, Inc.	18,569	7,523,973
The Toro Company	97,486	7,428,433
Truist Financial Corp.	169,329	7,741,722
U.S. Bancorp	242,278	11,709,296
United Parcel Service, Inc., Class B	88,202	7,367,513
Vail Resorts, Inc.	45,317	6,778,064
Verizon Communications, Inc.	368,723	16,205,376
VICI Properties, Inc.	370,269	12,074,472
Walmart, Inc.	64,327	6,629,541
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	4

	Shares	Value
United States (continued)
WEC Energy Group, Inc.	65,654	$7,523,292

	Yield (%)	Shares	Value
Short-term investments 0.7%			$9,544,885
(Cost $9,545,226)
Short-term funds 0.7%			9,544,885
John Hancock Collateral Trust (D)	4.0668(E)	954,164	9,544,885

Total investments (Cost $831,398,760) 99.1%	$1,283,984,903
Other assets and liabilities, net 0.9%	11,503,186
Total net assets 100.0%	$1,295,488,089

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $840,424,768. Net unrealized appreciation aggregated to $443,560,135, of which $467,136,395 related to gross unrealized appreciation and $23,576,260 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 9-30-25:
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
TOTAL	100.0%
5	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $821,853,534) including $9,055,513 of securities loaned	$1,274,440,018
Affiliated investments, at value (Cost $9,545,226)	9,544,885
Total investments, at value (Cost $831,398,760)	1,283,984,903
Cash	10,904,670
Foreign currency, at value (Cost $1,520,200)	1,525,771
Dividends and interest receivable	4,207,568
Receivable for fund shares sold	980,121
Receivable for investments sold	7,985,533
Receivable for securities lending income	2,736
Receivable from affiliates	4,943
Other assets	116,402
Total assets	1,309,712,647
Liabilities
Payable for investments purchased	3,413,987
Payable for fund shares repurchased	923,242
Payable upon return of securities loaned	9,545,350
Payable to affiliates
Accounting and legal services fees	36,448
Transfer agent fees	87,064
Distribution and service fees	166
Trustees’ fees	327
Other liabilities and accrued expenses	217,974
Total liabilities	14,224,558
Net assets	$1,295,488,089
Net assets consist of
Paid-in capital	$771,138,135
Total distributable earnings (loss)	524,349,954
Net assets	$1,295,488,089
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($332,632,899 ÷ 24,862,001 shares)[1]	$13.38
Class C ($4,287,192 ÷ 319,428 shares)[1]	$13.42
Class I ($633,385,690 ÷ 47,084,433 shares)	$13.45
Class R2 ($816,202 ÷ 60,487 shares)	$13.49
Class R6 ($324,366,106 ÷ 24,168,353 shares)	$13.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$25,022,574
Tax reclaims	672,300
Interest	78,376
Securities lending	6,755
Less foreign taxes withheld	(1,286,928)
Total investment income	24,493,077
Expenses
Investment management fees	4,963,931
Distribution and service fees	503,879
Accounting and legal services fees	107,839
Transfer agent fees	526,406
Trustees’ fees	15,779
Custodian fees	157,241
State registration fees	57,265
Printing and postage	53,843
Professional fees	69,785
Other	23,327
Total expenses	6,479,295
Less expense reductions	(998,456)
Net expenses	5,480,839
Net investment income	19,012,238
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	44,917,434
Affiliated investments	1,111
44,918,545
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	96,755,429
Affiliated investments	(341)
96,755,088
Net realized and unrealized gain	141,673,633
Increase in net assets from operations	$160,685,871
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$19,012,238	$33,344,265
Net realized gain	44,918,545	114,095,474
Change in net unrealized appreciation (depreciation)	96,755,088	10,960,453
Increase in net assets resulting from operations	160,685,871	158,400,192
Distributions to shareholders
From earnings
Class A	(4,435,679)	(22,994,809)
Class C	(46,523)	(403,891)
Class I	(9,131,991)	(44,665,245)
Class R2	(10,143)	(52,219)
Class R6	(4,833,859)	(23,011,364)
Class NAV[1]	—	(5,239,467)
Total distributions	(18,458,195)	(96,366,995)
From fund share transactions
Fund share transactions	(41,413,793)	(155,831,733)
Issued in reorganization	—	57,311,735
From fund share transactions	(41,413,793)	(98,519,998)
Total increase (decrease)	100,813,883	(36,486,801)
Net assets
Beginning of period	1,194,674,206	1,231,161,007
End of period	$1,295,488,089	$1,194,674,206

[1]	Class NAV shares were fully redeemed on 1-21-25.
9	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.93	$11.38	$10.36	$11.64	$11.76	$8.62
Net investment income[2]	0.18	0.29	0.29	0.29	0.28	0.27
Net realized and unrealized gain (loss) on investments	1.45	1.16	1.17	(0.63)	0.86	3.16
Total from investment operations	1.63	1.45	1.46	(0.34)	1.14	3.43
Less distributions
From net investment income	(0.18)	(0.31)	(0.27)	(0.33)	(0.28)	(0.29)
From net realized gain	—	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.18)	(0.90)	(0.44)	(0.94)	(1.26)	(0.29)
Net asset value, end of period	$13.38	$11.93	$11.38	$10.36	$11.64	$11.76
Total return (%)[3,4]	13.71[5]	13.24	14.51	(2.48)	10.05	40.22
Ratios and supplemental data
Net assets, end of period (in millions)	$333	$307	$308	$304	$327	$318
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.33	1.31	1.29	1.28	1.29
Expenses including reductions	1.09[6]	1.09	1.09	1.09	1.09	1.09
Net investment income	2.86[6]	2.45	2.70	2.73	2.32	2.58
Portfolio turnover (%)	9	17[7]	21	28	24	30

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	10

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.97	$11.42	$10.40	$11.67	$11.79	$8.64
Net investment income[2]	0.14	0.21	0.21	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	1.44	1.15	1.18	(0.63)	0.85	3.17
Total from investment operations	1.58	1.36	1.39	(0.41)	1.05	3.36
Less distributions
From net investment income	(0.13)	(0.22)	(0.20)	(0.25)	(0.19)	(0.21)
From net realized gain	—	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.13)	(0.81)	(0.37)	(0.86)	(1.17)	(0.21)
Net asset value, end of period	$13.42	$11.97	$11.42	$10.40	$11.67	$11.79
Total return (%)[3,4]	13.25[5]	12.35	13.61	(3.15)	9.19	39.22
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$8	$12	$20	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[6]	2.03	2.01	1.99	1.98	1.99
Expenses including reductions	1.84[6]	1.84	1.84	1.84	1.84	1.84
Net investment income	2.17[6]	1.76	2.03	2.06	1.63	1.89
Portfolio turnover (%)	9	17[7]	21	28	24	30

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
11	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$12.00	$11.44	$10.41	$11.69	$11.81	$8.65
Net investment income[2]	0.20	0.32	0.31	0.32	0.31	0.29
Net realized and unrealized gain (loss) on investments	1.44	1.17	1.19	(0.63)	0.86	3.18
Total from investment operations	1.64	1.49	1.50	(0.31)	1.17	3.47
Less distributions
From net investment income	(0.19)	(0.34)	(0.30)	(0.36)	(0.31)	(0.31)
From net realized gain	—	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.19)	(0.93)	(0.47)	(0.97)	(1.29)	(0.31)
Net asset value, end of period	$13.45	$12.00	$11.44	$10.41	$11.69	$11.81
Total return (%)[3]	13.76[4]	13.54	14.82	(2.22)	10.28	40.65
Ratios and supplemental data
Net assets, end of period (in millions)	$633	$581	$550	$550	$377	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	1.03	1.01	0.99	0.98	0.99
Expenses including reductions	0.84[5]	0.84	0.84	0.84	0.84	0.84
Net investment income	3.11[5]	2.70	2.95	3.00	2.59	2.78
Portfolio turnover (%)	9	17[6]	21	28	24	30

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	12

CLASS R2 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$12.03	$11.47	$10.44	$11.71	$11.83	$8.66
Net investment income[2]	0.17	0.28	0.27	0.28	0.27	0.25
Net realized and unrealized gain (loss) on investments	1.46	1.16	1.19	(0.62)	0.85	3.19
Total from investment operations	1.63	1.44	1.46	(0.34)	1.12	3.44
Less distributions
From net investment income	(0.17)	(0.29)	(0.26)	(0.32)	(0.26)	(0.27)
From net realized gain	—	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.17)	(0.88)	(0.43)	(0.93)	(1.24)	(0.27)
Net asset value, end of period	$13.49	$12.03	$11.47	$10.44	$11.71	$11.83
Total return (%)[3]	13.59[4]	13.05	14.32	(2.53)	9.82	40.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[5]	1.40	1.38	1.34	1.34	1.35
Expenses including reductions	1.22[5]	1.22	1.23	1.21	1.21	1.23
Net investment income	2.72[5]	2.30	2.54	2.62	2.20	2.45
Portfolio turnover (%)	9	17[6]	21	28	24	30

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
13	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.97	$11.42	$10.39	$11.67	$11.79	$8.64
Net investment income[2]	0.20	0.33	0.32	0.33	0.32	0.30
Net realized and unrealized gain (loss) on investments	1.45	1.16	1.19	(0.63)	0.86	3.17
Total from investment operations	1.65	1.49	1.51	(0.30)	1.18	3.47
Less distributions
From net investment income	(0.20)	(0.35)	(0.31)	(0.37)	(0.32)	(0.32)
From net realized gain	—	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.20)	(0.94)	(0.48)	(0.98)	(1.30)	(0.32)
Net asset value, end of period	$13.42	$11.97	$11.42	$10.39	$11.67	$11.79
Total return (%)[3]	13.85[4]	13.59	14.96	(2.12)	10.40	40.72
Ratios and supplemental data
Net assets, end of period (in millions)	$324	$301	$289	$279	$278	$275
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.92	0.89	0.88	0.88	0.88
Expenses including reductions	0.74[5]	0.74	0.74	0.74	0.74	0.74
Net investment income	3.21[5]	2.80	3.05	3.06	2.68	2.94
Portfolio turnover (%)	9	17[6]	21	28	24	30

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Shareholder Yield Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$19,321,630	—	$19,321,630	—
Canada	61,545,947	$61,545,947	—	—
France	87,378,670	—	87,378,670	—
Germany	54,283,680	—	54,283,680	—
Hong Kong	8,050,529	—	8,050,529	—
Ireland	9,937,246	9,937,246	—	—
Italy	30,534,250	—	30,534,250	—
Japan	26,059,149	—	26,059,149	—
Norway	7,746,439	—	7,746,439	—
South Korea	25,655,017	—	25,655,017	—
Switzerland	30,058,807	—	30,058,807	—
Taiwan	22,164,175	22,164,175	—	—
United Kingdom	128,649,997	23,230,462	105,419,535	—
United States	763,054,482	763,054,482	—	—
Short-term investments	9,544,885	9,544,885	—	—
Total investments in securities	$1,283,984,903	$889,477,197	$394,507,706	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK Global Shareholder Yield Fund	16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $9,055,513 and received $9,545,350 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
17	JOHN HANCOCK Global Shareholder Yield Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $3,392.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2025, the fund has a long-term capital loss carryforward of $29,306,924 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
| JOHN HANCOCK Global Shareholder Yield Fund	18

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. (“Epoch”), is an affiliate of TD Bank. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average daily net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expensesand other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of
19	JOHN HANCOCK Global Shareholder Yield Fund |

the fund’s business, (e) acquired fund fees and expenses paid indirectly, (f) class-specific expenses; and (g) short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$318,263
Class C	3,478
Class I	452,511
Class	Expense reduction
Class R2	$536
Class R6	223,668
Total	$998,456

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,977 for the six months ended September 30, 2025. Of this amount, $7,626 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,351 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $22 and $42 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
| JOHN HANCOCK Global Shareholder Yield Fund	20

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$478,628	$177,606
Class C	23,410	2,611
Class I	—	337,127
Class R2	1,841	23
Class R6	—	9,039
Total	$503,879	$526,406
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	907,313	$11,322,132	1,471,790	$17,449,038
Distributions reinvested	343,745	4,398,112	1,993,206	22,833,385
Repurchased	(2,151,354)	(26,980,297)	(4,748,466)	(56,283,290)
Net decrease	(900,296)	$(11,260,053)	(1,283,470)	$(16,000,867)
Class C shares
Sold	8,067	$101,294	12,480	$147,722
Distributions reinvested	3,642	46,523	35,241	403,891
Repurchased	(113,765)	(1,435,320)	(363,834)	(4,306,484)
Net decrease	(102,056)	$(1,287,503)	(316,113)	$(3,754,871)
Class I shares
Sold	3,228,387	$40,585,150	5,690,976	$68,075,900
Issued in reorganization (Note 8)	—	—	5,115,521	57,311,735
Distributions reinvested	705,098	9,078,166	3,847,219	44,319,462
Repurchased	(5,254,684)	(66,485,323)	(14,305,797)	(169,401,147)
Net increase (decrease)	(1,321,199)	$(16,822,007)	347,919	$305,950
21	JOHN HANCOCK Global Shareholder Yield Fund |

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,344	$29,742	3,979	$47,481
Distributions reinvested	778	10,045	4,481	51,697
Repurchased	(3,963)	(51,350)	(5,658)	(66,945)
Net increase (decrease)	(841)	$(11,563)	2,802	$32,233
Class R6 shares
Sold	1,270,551	$16,040,022	3,511,628	$42,116,773
Distributions reinvested	374,995	4,818,337	1,995,743	22,951,901
Repurchased	(2,616,638)	(32,891,026)	(5,656,153)	(67,296,449)
Net decrease	(971,092)	$(12,032,667)	(148,782)	$(2,227,775)
Class NAV shares[1]
Sold	—	—	26,516	$326,336
Distributions reinvested	—	—	456,313	5,239,467
Repurchased	—	—	(7,105,786)	(82,440,471)
Net decrease	—	—	(6,622,957)	$(76,874,668)
Total net decrease	(3,295,484)	$(41,413,793)	(8,020,601)	$(98,519,998)

[1]	Class NAV shares were fully redeemed on 1-21-25.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $109,570,878 and $150,814,515, respectively, for the six months ended September 30, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	954,164	$15,086,503	$42,913,504	$(48,455,892)	$1,111	$(341)	$6,755	—	$9,544,885

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Reorganization
On April 15, 2024, the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Global Shareholder Yield Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets
| JOHN HANCOCK Global Shareholder Yield Fund	22

transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund bore the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2024. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Global Shareholder Yield Fund	Tax-Advantaged Global Shareholder Yield Fund	$57,311,735	$537,445	10,921,751	5,115,521	$1,194,550,471	$1,251,862,206
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Global Shareholder Yield Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period ended December 31, 2024 and underperformed for the one-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three- and five-year periods ended December 31, 2024 and underperformed for the ten-year period ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-, five- and ten-year periods and relative to its peer group median for the ten-year period including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three- and five-year periods and to its benchmark index for the three-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	26

reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	28

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
29	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864504	320SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
International Growth Fund
International equity
September 30, 2025

John Hancock
International Growth Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
18	Notes to financial statements
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 97.1%		$5,355,043,051
(Cost $3,657,672,617)
Belgium 1.3%		70,446,202
KBC Group NV	587,839	70,446,202
Brazil 1.2%		66,499,779
Ambev SA	29,274,479	66,499,779
Canada 3.8%		209,026,740
ARC Resources, Ltd. (A)	2,776,363	50,631,668
Constellation Software, Inc.	35,955	97,605,282
iA Financial Corp., Inc.	534,672	60,789,790
China 8.5%		470,039,752
ANTA Sports Products, Ltd.	5,760,556	69,002,093
NetEase, Inc.	1,935,008	58,770,713
NetEase, Inc., ADR	308,625	46,907,914
Tencent Holdings, Ltd.	3,466,265	295,359,032
Denmark 1.3%		69,296,403
DSV A/S	346,880	69,296,403
France 6.8%		372,304,585
Accor SA	1,320,284	62,727,377
Legrand SA	553,374	91,949,482
Rexel SA	1,725,286	56,802,116
Safran SA	453,196	160,825,610
Germany 5.9%		322,859,585
Allianz SE	129,097	54,314,707
Heidelberg Materials AG	335,122	75,753,094
Rheinmetall AG	43,532	101,829,070
Siemens Energy AG (B)	773,628	90,962,714
Hong Kong 2.9%		160,907,691
AIA Group, Ltd.	10,036,627	96,190,660
Prudential PLC	4,622,743	64,717,031
Hungary 0.6%		31,245,097
OTP Bank NYRT	361,201	31,245,097
India 3.6%		200,359,340
Bharti Airtel, Ltd.	5,708,559	121,028,755
ICICI Bank, Ltd.	5,231,037	79,330,585
Israel 1.3%		70,913,960
Bank Leumi Le-Israel BM	3,599,220	70,913,960
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	2

	Shares	Value
Italy 1.0%		$57,465,655
FinecoBank SpA	2,647,735	57,465,655
Japan 15.9%		878,620,675
Ajinomoto Company, Inc.	3,108,889	89,129,382
Bandai Namco Holdings, Inc.	1,701,000	56,594,821
Hitachi, Ltd.	4,540,199	120,283,791
M3, Inc.	3,590,400	58,122,489
Mizuho Financial Group, Inc.	2,305,800	77,511,431
Obic Company, Ltd.	1,871,503	65,228,226
Recruit Holdings Company, Ltd.	1,401,833	75,367,915
SoftBank Group Corp.	793,279	100,096,350
Sony Financial Group, Inc. (B)	5,648,548	6,264,069
Sony Group Corp.	5,648,548	162,377,126
Tokyo Electron, Ltd.	381,600	67,645,075
Netherlands 5.4%		297,767,073
Adyen NV (B)(C)	48,863	78,624,622
Argenx SE (B)	119,254	88,111,012
NXP Semiconductors NV	301,282	68,610,950
QIAGEN NV	1,399,449	62,420,489
Portugal 1.4%		75,085,084
Jeronimo Martins SGPS SA	3,084,176	75,085,084
Singapore 2.8%		154,641,155
Singapore Telecommunications, Ltd.	26,856,475	85,861,957
Trip.com Group, Ltd., ADR	914,617	68,779,198
South Korea 1.4%		79,127,030
Hanwha Aerospace Company, Ltd.	100,055	79,127,030
Spain 1.6%		86,829,443
Industria de Diseno Textil SA	1,568,905	86,829,443
Sweden 1.3%		74,204,600
Volvo AB, B Shares	2,580,349	74,204,600
Switzerland 3.8%		211,236,804
Amrize, Ltd. (B)	1,078,350	52,726,792
Holcim, Ltd. (B)	433,554	36,992,773
UBS Group AG	2,955,650	121,517,239
Taiwan 10.6%		582,475,986
Accton Technology Corp.	197,000	6,812,498
Delta Electronics, Inc.	976,507	27,508,291
MediaTek, Inc.	1,613,234	69,965,501
Taiwan Semiconductor Manufacturing Company, Ltd.	11,008,604	478,189,696
3	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom 12.3%		$676,427,540
Allfunds Group PLC	6,440,169	48,070,666
Aon PLC, Class A	145,742	51,968,682
AstraZeneca PLC	982,145	150,465,591
British American Tobacco PLC	1,450,631	77,155,114
Bunzl PLC	1,613,708	51,004,771
Haleon PLC	13,627,153	61,324,625
ICG PLC	1,819,739	54,634,829
Next PLC	507,724	84,639,498
Unilever PLC	1,643,818	97,163,764
United States 1.0%		57,601,261
Flutter Entertainment PLC (B)	220,835	57,601,261
Uruguay 1.4%		79,661,611

MercadoLibre, Inc. (B)	34,088	79,661,611
Preferred securities 1.7%		$91,971,246
(Cost $78,437,786)
Brazil 1.7%		91,971,246
Itau Unibanco Holding SA	12,528,640	91,971,246

	Yield (%)	Shares	Value
Short-term investments 1.4%			$78,743,408
(Cost $78,742,779)
Short-term funds 0.6%			33,343,408
John Hancock Collateral Trust (D)	4.0668(E)	3,333,207	33,343,408

	Par value^	Value
Repurchase agreement 0.8%		45,400,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $22,702,655 on 10-1-25, collateralized by $6,766,232 Federal Home Loan Mortgage Corp., 2.500% - 6.910% due 5-1-36 to 12-1-54 (valued at $6,693,902) and $16,846,281 Federal National Mortgage Association, 2.500% - 7.000% due 1-1-38 to 9-1-55 (valued at $16,460,098)	22,700,000	22,700,000
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-25 at 4.200% to be repurchased at $22,702,648 on 10-1-25, collateralized by $23,542,100 U.S. Treasury Bonds, 4.500% due 11-15-54 (valued at $23,154,008)	22,700,000	22,700,000

Total investments (Cost $3,814,853,182) 100.2%	$5,525,757,705
Other assets and liabilities, net (0.2%)	(9,346,418)
Total net assets 100.0%	$5,516,411,287

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	4

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $3,880,410,541. Net unrealized appreciation aggregated to $1,645,347,164, of which $1,712,793,542 related to gross unrealized appreciation and $67,446,378 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 9-30-25:
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
TOTAL	100.0%
5	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,781,510,403) including $31,526,999 of securities loaned	$5,492,414,297
Affiliated investments, at value (Cost $33,342,779)	33,343,408
Total investments, at value (Cost $3,814,853,182)	5,525,757,705
Cash	97,774
Foreign currency, at value (Cost $2,803,301)	2,756,599
Dividends and interest receivable	26,075,721
Receivable for fund shares sold	6,665,044
Receivable for investments sold	10,687,542
Receivable for securities lending income	3,561
Other assets	609,295
Total assets	5,572,653,241
Liabilities
Foreign capital gains tax payable	10,777,437
Payable for investments purchased	6,799,008
Payable for fund shares repurchased	3,853,985
Payable upon return of securities loaned	33,342,800
Payable to affiliates
Accounting and legal services fees	154,716
Transfer agent fees	302,377
Distribution and service fees	1,753
Trustees’ fees	1,813
Other liabilities and accrued expenses	1,008,065
Total liabilities	56,241,954
Net assets	$5,516,411,287
Net assets consist of
Paid-in capital	$4,190,859,573
Total distributable earnings (loss)	1,325,551,714
Net assets	$5,516,411,287
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($544,244,353 ÷ 16,178,182 shares)[1]	$33.64
Class C ($22,767,334 ÷ 716,074 shares)[1]	$31.79
Class I ($2,760,535,657 ÷ 81,317,617 shares)	$33.95
Class R2 ($4,391,638 ÷ 130,689 shares)	$33.60
Class R4 ($11,243,781 ÷ 332,171 shares)	$33.85
Class R6 ($1,901,464,969 ÷ 55,822,016 shares)	$34.06
Class 1 ($60,553,184 ÷ 1,782,647 shares)	$33.97
Class NAV ($211,210,371 ÷ 6,212,097 shares)	$34.00
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$66,836,176
Interest	2,609,659
Securities lending	236,980
Less foreign taxes withheld	(5,393,166)
Total investment income	64,289,649
Expenses
Investment management fees	21,159,596
Distribution and service fees	942,935
Accounting and legal services fees	445,100
Transfer agent fees	1,783,202
Trustees’ fees	66,240
Custodian fees	1,029,883
State registration fees	70,662
Printing and postage	162,676
Professional fees	121,723
Other	146,288
Total expenses	25,928,305
Less expense reductions	(227,595)
Net expenses	25,700,710
Net investment income	38,588,939
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	199,446,714
Affiliated investments	(3,551)
199,443,163
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	667,820,883
Affiliated investments	1,073
667,821,956
Net realized and unrealized gain	867,265,119
Increase in net assets from operations	$905,854,058
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$38,588,939	$51,239,822
Net realized gain	199,443,163	788,546,676
Change in net unrealized appreciation (depreciation)	667,821,956	(394,608,245)
Increase in net assets resulting from operations	905,854,058	445,178,253
Distributions to shareholders
From earnings
Class A	—	(2,205,595)
Class I	—	(18,259,683)
Class R2	—	(13,200)
Class R4	—	(61,384)
Class R6	—	(14,244,672)
Class 1	—	(427,364)
Class NAV	—	(6,750,640)
Total distributions	—	(41,962,538)
From fund share transactions	(144,979,472)	(1,609,544,344)
Total increase (decrease)	760,874,586	(1,206,328,629)
Net assets
Beginning of period	4,755,536,701	5,961,865,330
End of period	$5,516,411,287	$4,755,536,701
9	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.20	$26.31	$23.88	$29.99	$37.88	$24.58
Net investment income (loss)[2]	0.19	0.17	0.24	0.25	0.14	(0.04)
Net realized and unrealized gain (loss) on investments	5.25	1.85	2.77	(3.29)	(2.80)	13.34
Total from investment operations	5.44	2.02	3.01	(3.04)	(2.66)	13.30
Less distributions
From net investment income	—	(0.13)	(0.58)	—	(0.17)	—
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.13)	(0.58)	(3.07)	(5.23)	—
Net asset value, end of period	$33.64	$28.20	$26.31	$23.88	$29.99	$37.88
Total return (%)[3,4]	19.29[5]	7.70	12.84	(9.31)	(8.46)	54.11
Ratios and supplemental data
Net assets, end of period (in millions)	$544	$467	$488	$502	$642	$670
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.31	1.32	1.30	1.29	1.29
Expenses including reductions	1.30[6]	1.30	1.32	1.29	1.28	1.28
Net investment income (loss)	1.18[6]	0.61	1.00	0.99	0.37	(0.14)
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	10

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.75	$25.01	$22.73	$28.91	$36.78	$24.03
Net investment income (loss)[2]	0.08	—	0.09	0.09	(0.12)	(0.26)
Net realized and unrealized gain (loss) on investments	4.96	1.74	2.61	(3.20)	(2.69)	13.01
Total from investment operations	5.04	1.74	2.70	(3.11)	(2.81)	12.75
Less distributions
From net investment income	—	—	(0.42)	—	—	—
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	—	(0.42)	(3.07)	(5.06)	—
Net asset value, end of period	$31.79	$26.75	$25.01	$22.73	$28.91	$36.78
Total return (%)[3,4]	18.84[5]	6.96	12.07	(9.96)	(9.10)	53.06
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$27	$56	$96	$171	$224
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	2.00	2.02	2.00	1.99	1.99
Expenses including reductions	2.00[6]	2.00	2.02	1.99	1.98	1.98
Net investment income (loss)	0.55[6]	(0.02)	0.39	0.36	(0.32)	(0.81)
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
11	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.42	$26.51	$24.05	$30.09	$38.00	$24.63
Net investment income (loss)[2]	0.23	0.25	0.33	0.35	0.25	0.05
Net realized and unrealized gain (loss) on investments	5.30	1.87	2.79	(3.32)	(2.81)	13.40
Total from investment operations	5.53	2.12	3.12	(2.97)	(2.56)	13.45
Less distributions
From net investment income	—	(0.21)	(0.66)	—	(0.29)	(0.08)
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.21)	(0.66)	(3.07)	(5.35)	(0.08)
Net asset value, end of period	$33.95	$28.42	$26.51	$24.05	$30.09	$38.00
Total return (%)[3]	19.46[4]	8.03	13.20	(9.04)	(8.19)	54.62
Ratios and supplemental data
Net assets, end of period (in millions)	$2,761	$2,329	$2,660	$3,587	$7,376	$8,176
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[5]	1.01	1.02	1.00	0.99	0.99
Expenses including reductions	1.00[5]	1.00	1.02	0.99	0.98	0.98
Net investment income (loss)	1.47[5]	0.91	1.36	1.37	0.66	0.14
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	12

CLASS R2 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.18	$26.29	$23.87	$30.00	$37.89	$24.60
Net investment income (loss)[2]	0.17	0.22	0.37	0.21	0.11	(0.08)
Net realized and unrealized gain (loss) on investments	5.25	1.78	2.61	(3.27)	(2.81)	13.37
Total from investment operations	5.42	2.00	2.98	(3.06)	(2.70)	13.29
Less distributions
From net investment income	—	(0.11)	(0.56)	—	(0.13)	—
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.11)	(0.56)	(3.07)	(5.19)	—
Net asset value, end of period	$33.60	$28.18	$26.29	$23.87	$30.00	$37.89
Total return (%)[3]	19.23[4]	7.61	12.75	(9.41)	(8.55)	54.02
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$8	$36	$38	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[5]	1.39	1.41	1.39	1.38	1.38
Expenses including reductions	1.39[5]	1.38	1.40	1.38	1.37	1.37
Net investment income (loss)	1.07[5]	0.82	1.53	0.85	0.29	(0.23)
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.35	$26.45	$24.00	$30.08	$37.98	$24.62
Net investment income (loss)[2]	0.21	0.21	0.28	0.43	0.20	(0.05)
Net realized and unrealized gain (loss) on investments	5.29	1.86	2.79	(3.44)	(2.81)	13.46
Total from investment operations	5.50	2.07	3.07	(3.01)	(2.61)	13.41
Less distributions
From net investment income	—	(0.17)	(0.62)	—	(0.23)	(0.05)
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.17)	(0.62)	(3.07)	(5.29)	(0.05)
Net asset value, end of period	$33.85	$28.35	$26.45	$24.00	$30.08	$37.98
Total return (%)[3]	19.40[4]	7.86	13.03	(9.18)	(8.31)	54.46
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$10	$10	$45	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.25	1.26	1.23	1.22	1.21
Expenses including reductions	1.14[5]	1.14	1.15	1.12	1.11	1.10
Net investment income (loss)	1.35[5]	0.76	1.14	1.61	0.54	(0.13)
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	14

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.50	$26.58	$24.11	$30.13	$38.04	$24.65
Net investment income (loss)[2]	0.25	0.28	0.34	0.34	0.29	0.08
Net realized and unrealized gain (loss) on investments	5.31	1.88	2.81	(3.29)	(2.81)	13.42
Total from investment operations	5.56	2.16	3.15	(2.95)	(2.52)	13.50
Less distributions
From net investment income	—	(0.24)	(0.68)	—	(0.33)	(0.11)
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.24)	(0.68)	(3.07)	(5.39)	(0.11)
Net asset value, end of period	$34.06	$28.50	$26.58	$24.11	$30.13	$38.04
Total return (%)[3]	19.51[4]	8.15	13.31	(8.96)	(8.09)	54.79
Ratios and supplemental data
Net assets, end of period (in millions)	$1,901	$1,657	$1,862	$1,908	$2,333	$2,441
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.90	0.91	0.89	0.88	0.88
Expenses including reductions	0.89[5]	0.89	0.90	0.89	0.87	0.88
Net investment income (loss)	1.59[5]	1.02	1.40	1.37	0.78	0.25
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.42	$26.52	$24.06	$30.08	$37.98	$24.62
Net investment income (loss)[2]	0.24	0.26	0.34	0.34	0.28	0.08
Net realized and unrealized gain (loss) on investments	5.31	1.87	2.79	(3.29)	(2.80)	13.38
Total from investment operations	5.55	2.13	3.13	(2.95)	(2.52)	13.46
Less distributions
From net investment income	—	(0.23)	(0.67)	—	(0.32)	(0.10)
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.23)	(0.67)	(3.07)	(5.38)	(0.10)
Net asset value, end of period	$33.97	$28.42	$26.52	$24.06	$30.08	$37.98
Total return (%)[3]	19.53[4]	8.05	13.30	(9.01)	(8.10)	54.68
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$51	$56	$58	$71	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.94	0.95	0.93	0.92	0.92
Expenses including reductions	0.93[5]	0.94	0.94	0.93	0.91	0.91
Net investment income (loss)	1.52[5]	0.95	1.38	1.34	0.74	0.23
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	16

CLASS NAV SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.44	$26.53	$24.07	$30.08	$37.99	$24.62
Net investment income (loss)[2]	0.26	0.26	0.34	0.34	0.30	0.10
Net realized and unrealized gain (loss) on investments	5.30	1.89	2.80	(3.28)	(2.81)	13.38
Total from investment operations	5.56	2.15	3.14	(2.94)	(2.51)	13.48
Less distributions
From net investment income	—	(0.24)	(0.68)	—	(0.34)	(0.11)
From net realized gain	—	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.24)	(0.68)	(3.07)	(5.40)	(0.11)
Net asset value, end of period	$34.00	$28.44	$26.53	$24.07	$30.08	$37.99
Total return (%)[3]	19.55[4]	8.14	13.30	(8.94)	(8.08)	54.78
Ratios and supplemental data
Net assets, end of period (in millions)	$211	$211	$822	$768	$844	$1,057
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.90	0.88	0.87	0.87
Expenses including reductions	0.88[5]	0.89	0.89	0.88	0.86	0.86
Net investment income (loss)	1.61[5]	0.96	1.38	1.34	0.80	0.30
Portfolio turnover (%)	27	65	50	77	78	78

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
17	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK International Growth Fund	18

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$70,446,202	—	$70,446,202	—
Brazil	66,499,779	$66,499,779	—	—
Canada	209,026,740	209,026,740	—	—
China	470,039,752	46,907,914	423,131,838	—
Denmark	69,296,403	—	69,296,403	—
France	372,304,585	—	372,304,585	—
Germany	322,859,585	—	322,859,585	—
Hong Kong	160,907,691	—	160,907,691	—
Hungary	31,245,097	—	31,245,097	—
India	200,359,340	—	200,359,340	—
Israel	70,913,960	—	70,913,960	—
Italy	57,465,655	—	57,465,655	—
Japan	878,620,675	—	878,620,675	—
Netherlands	297,767,073	68,610,950	229,156,123	—
Portugal	75,085,084	—	75,085,084	—
Singapore	154,641,155	68,779,198	85,861,957	—
South Korea	79,127,030	—	79,127,030	—
Spain	86,829,443	—	86,829,443	—
Sweden	74,204,600	—	74,204,600	—
19	JOHN HANCOCK International Growth Fund |

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	$211,236,804	—	$211,236,804	—
Taiwan	582,475,986	—	582,475,986	—
United Kingdom	676,427,540	$51,968,682	624,458,858	—
United States	57,601,261	—	57,601,261	—
Uruguay	79,661,611	79,661,611	—	—
Preferred securities	91,971,246	91,971,246	—	—
Short-term investments	78,743,408	33,343,408	45,400,000	—
Total investments in securities	$5,525,757,705	$716,769,528	$4,808,988,177	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
| JOHN HANCOCK International Growth Fund	20

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $31,526,999 and received $33,342,800 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an
21	JOHN HANCOCK International Growth Fund |

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2025 were $14,034.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2025, the fund has a short-term capital loss carryforward of $555,202,184 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK International Growth Fund	22

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,008
Class C	1,085
Class I	109,897
Class R2	168
Class R4	470
Class	Expense reduction
Class R6	$77,240
Class 1	2,423
Class NAV	8,805
Total	$222,096

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
23	JOHN HANCOCK International Growth Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $5,499 for Class R4 shares for the six months ended September 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,423 for the six months ended September 30, 2025. Of this amount, $14,963 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $71,460 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $655 and $95 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$772,326	$286,434
Class C	127,746	14,252
Class I	—	1,429,451
Class R2	9,695	114
Class R4	19,006	320
Class R6	—	52,631
Class 1	14,162	—
Total	$942,935	$1,783,202
| JOHN HANCOCK International Growth Fund	24

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$14,000,000	3	4.845%	($5,653)
Lender	$25,000,000	1	4.815%	$3,344
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,348,229	$42,509,246	2,544,266	$69,413,368
Distributions reinvested	—	—	78,786	2,133,536
Repurchased	(1,717,885)	(54,018,217)	(4,615,768)	(126,105,318)
Net decrease	(369,656)	$(11,508,971)	(1,992,716)	$(54,558,414)
Class C shares
Sold	27,624	$820,005	54,950	$1,419,627
Repurchased	(329,728)	(9,784,429)	(1,285,045)	(33,166,263)
Net decrease	(302,104)	$(8,964,424)	(1,230,095)	$(31,746,636)
Class I shares
Sold	7,893,422	$252,542,490	10,121,627	$278,405,712
Distributions reinvested	—	—	593,440	16,177,171
Repurchased	(8,551,679)	(268,116,411)	(29,082,130)	(799,500,030)
Net decrease	(658,257)	$(15,573,921)	(18,367,063)	$(504,917,147)
Class R2 shares
Sold	19,669	$628,899	14,800	$399,649
Distributions reinvested	—	—	334	9,047
Repurchased	(10,358)	(330,498)	(179,467)	(4,790,182)
Net increase (decrease)	9,311	$298,401	(164,333)	$(4,381,486)
25	JOHN HANCOCK International Growth Fund |

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	24,919	$774,131	49,486	$1,356,834
Distributions reinvested	—	—	2,256	61,384
Repurchased	(44,328)	(1,419,400)	(90,552)	(2,478,905)
Net decrease	(19,409)	$(645,269)	(38,810)	$(1,060,687)
Class R6 shares
Sold	3,714,372	$118,288,235	7,641,311	$210,640,221
Distributions reinvested	—	—	501,976	13,719,000
Repurchased	(6,041,185)	(190,510,855)	(20,044,271)	(552,685,663)
Net decrease	(2,326,813)	$(72,222,620)	(11,900,984)	$(328,326,442)
Class 1 shares
Sold	156,507	$5,054,359	337,674	$9,304,854
Distributions reinvested	—	—	15,677	427,364
Repurchased	(172,897)	(5,429,136)	(651,491)	(17,742,291)
Net decrease	(16,390)	$(374,777)	(298,140)	$(8,010,073)
Class NAV shares
Sold	158,874	$4,995,993	871,108	$23,788,174
Distributions reinvested	—	—	247,458	6,750,640
Repurchased	(1,351,457)	(40,983,884)	(24,700,326)	(707,082,273)
Net decrease	(1,192,583)	$(35,987,891)	(23,581,760)	$(676,543,459)
Total net decrease	(4,875,901)	$(144,979,472)	(57,573,901)	$(1,609,544,344)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,402,030,677 and $1,516,575,117, respectively, for the six months ended September 30, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Growth Fund	26

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,333,207	$76,914,220	$362,460,138	$(406,028,472)	$(3,551)	$1,073	$236,980	—	$33,343,408

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK International Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	28

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
29	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one-, five- and ten-year periods ended December 31, 2024 and underperformed for the three-year period ended December 31, 2024.   The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	30

advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
31	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	32

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
33	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864507	87SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
U.S. Growth Fund
U.S. equity
September 30, 2025

John Hancock
U.S. Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK U.S. GROWTH FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 98.2%		$2,958,839,431
(Cost $1,633,903,888)
Communication services 12.7%		383,550,382
Entertainment 3.4%
Live Nation Entertainment, Inc. (A)	186,400	30,457,760
Netflix, Inc. (A)	61,089	73,240,824
Interactive media and services 9.3%
Alphabet, Inc., Class A	765,498	186,092,564
Meta Platforms, Inc., Class A	89,507	65,732,151
Pinterest, Inc., Class A (A)	871,218	28,027,083
Consumer discretionary 11.2%		336,720,564
Automobiles 2.1%
Tesla, Inc. (A)	144,895	64,437,704
Broadline retail 4.7%
Amazon.com, Inc. (A)	645,368	141,703,452
Distributors 1.1%
Pool Corp.	108,011	33,490,971
Hotels, restaurants and leisure 2.0%
Airbnb, Inc., Class A (A)	260,404	31,618,254
DraftKings, Inc., Class A (A)	730,130	27,306,862
Specialty retail 1.3%
Chewy, Inc., Class A (A)	943,469	38,163,321
Consumer staples 1.4%		42,611,545
Consumer staples distribution and retail 0.9%
U.S. Foods Holding Corp. (A)	376,087	28,815,786
Tobacco 0.5%
Philip Morris International, Inc.	85,054	13,795,759
Energy 2.0%		61,659,841
Oil, gas and consumable fuels 2.0%
Targa Resources Corp.	186,126	31,183,550
The Williams Companies, Inc.	481,078	30,476,291
Financials 10.1%		304,578,794
Banks 0.9%
Wells Fargo & Company	343,358	28,780,268
Capital markets 5.5%
Ares Management Corp., Class A	178,756	28,581,297
Evercore, Inc., Class A	89,950	30,341,934
Interactive Brokers Group, Inc., Class A	597,548	41,117,278
KKR & Company, Inc.	294,091	38,217,125
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	2

	Shares	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	307,394	$27,188,999
Consumer finance 1.3%
American Express Company	116,851	38,813,228
Financial services 2.4%
Mastercard, Inc., Class A	125,769	71,538,665
Health care 4.8%		145,248,568
Biotechnology 0.9%
Gilead Sciences, Inc.	258,605	28,705,155
Health care providers and services 1.1%
Cencora, Inc.	102,163	31,929,002
Pharmaceuticals 2.8%
Eli Lilly & Company	110,897	84,614,411
Industrials 2.6%		77,030,268
Aerospace and defense 1.1%
General Electric Company	105,086	31,611,971
Air freight and logistics 0.5%
CH Robinson Worldwide, Inc.	111,692	14,788,021
Trading companies and distributors 1.0%
WESCO International, Inc.	144,824	30,630,276
Information technology 51.3%		1,545,717,522
Electronic equipment, instruments and components 3.1%
Coherent Corp. (A)	287,361	30,954,527
Flex, Ltd. (A)	522,418	30,284,571
Jabil, Inc.	148,423	32,233,023
Semiconductors and semiconductor equipment 22.5%
Analog Devices, Inc.	131,755	32,372,204
Broadcom, Inc.	499,276	164,716,145
NVIDIA Corp.	2,390,260	445,975,112
NXP Semiconductors NV	150,113	34,185,233
Software 15.3%
AppLovin Corp., Class A (A)	76,694	55,107,707
Microsoft Corp.	754,946	391,024,281
Palantir Technologies, Inc., Class A (A)	87,671	15,992,944
Technology hardware, storage and peripherals 10.4%
Apple, Inc.	1,228,731	312,871,775
Real estate 2.1%		61,721,947
Health care REITs 2.1%
Welltower, Inc.	346,480	61,721,947

3	JOHN HANCOCK U.S. GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.9%			$58,740,781
(Cost $58,740,781)
Short-term funds 1.9%			58,740,781
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(B)	58,740,781	58,740,781

Total investments (Cost $1,692,644,669) 100.1%	$3,017,580,212
Other assets and liabilities, net (0.1%)	(4,001,761)
Total net assets 100.0%	$3,013,578,451

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $1,697,458,949. Net unrealized appreciation aggregated to $1,320,121,263, of which $1,331,558,460 related to gross unrealized appreciation and $11,437,197 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,692,644,669)	$3,017,580,212
Dividends and interest receivable	404,284
Receivable for fund shares sold	2,280,173
Other assets	148,789
Total assets	3,020,413,458
Liabilities
Payable for investments purchased	2,405,270
Payable for fund shares repurchased	3,933,992
Payable to affiliates
Accounting and legal services fees	86,611
Transfer agent fees	144,069
Distribution and service fees	2,143
Trustees’ fees	147
Other liabilities and accrued expenses	262,775
Total liabilities	6,835,007
Net assets	$3,013,578,451
Net assets consist of
Paid-in capital	$1,478,819,558
Total distributable earnings (loss)	1,534,758,893
Net assets	$3,013,578,451

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,007,326,331 ÷ 32,376,399 shares)[1]	$31.11
Class C ($26,977,469 ÷ 955,304 shares)[1]	$28.24
Class I ($564,842,420 ÷ 17,650,500 shares)	$32.00
Class R2 ($1,897,967 ÷ 60,756 shares)	$31.24
Class R4 ($17,912,695 ÷ 561,543 shares)	$31.90
Class R6 ($963,031,157 ÷ 29,813,777 shares)	$32.30
Class NAV ($431,590,412 ÷ 13,364,460 shares)	$32.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$32.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$7,151,592
Securities lending	2,583
Less foreign taxes withheld	(20,824)
Total investment income	7,133,351
Expenses
Investment management fees	5,898,459
Distribution and service fees	1,287,775
Accounting and legal services fees	181,220
Transfer agent fees	799,998
Trustees’ fees	22,995
Custodian fees	128,155
State registration fees	80,363
Printing and postage	32,604
Professional fees	53,768
Other	36,940
Total expenses	8,522,277
Less expense reductions	(101,715)
Net expenses	8,420,562
Net investment loss	(1,287,211)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	156,887,159
Affiliated investments	352
156,887,511
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	323,158,974
323,158,974
Net realized and unrealized gain	480,046,485
Increase in net assets from operations	$478,759,274
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(1,287,211)	$(3,732,074)
Net realized gain	156,887,511	144,147,744
Change in net unrealized appreciation (depreciation)	323,158,974	(60,476,988)
Increase in net assets resulting from operations	478,759,274	79,938,682
Distributions to shareholders
From earnings
Class A	—	(79,224,571)
Class C	—	(2,423,739)
Class I	—	(38,240,825)
Class R2	—	(150,368)
Class R4	—	(1,398,347)
Class R6	—	(19,492,539)
Class NAV	—	(7,388,199)
Total distributions	—	(148,318,588)
From fund share transactions
Fund share transactions	47,008	211,037,043
Issued in reorganization	992,906,510	—
From fund share transactions	992,953,518	211,037,043
Total increase	1,471,712,792	142,657,137
Net assets
Beginning of period	1,541,865,659	1,399,208,522
End of period	$3,013,578,451	$1,541,865,659
7	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.51	$25.46	$18.30	$22.99	$23.96	$16.24
Net investment loss[2]	(0.04)	(0.10)	(0.09)	(0.01)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	6.64	1.78	8.36	(2.76)	2.75	8.40
Total from investment operations	6.60	1.68	8.27	(2.77)	2.65	8.33
Less distributions
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$31.11	$24.51	$25.46	$18.30	$22.99	$23.96
Total return (%)[3,4]	26.93[5]	5.66	46.08	(11.22)	10.06	51.37
Ratios and supplemental data
Net assets, end of period (in millions)	$1,007	$802	$768	$547	$670	$653
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]	0.97	0.99	0.99	0.96	1.01
Expenses including reductions	0.95[6]	0.96	0.98	0.98	0.96	1.00
Net investment loss	(0.29)[6]	(0.36)	(0.44)	(0.04)	(0.40)	(0.31)
Portfolio turnover (%)	41[7]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	8

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$22.33	$23.57	$17.13	$21.84	$23.08	$15.77
Net investment loss[2]	(0.13)	(0.28)	(0.24)	(0.14)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	6.04	1.67	7.79	(2.65)	2.66	8.15
Total from investment operations	5.91	1.39	7.55	(2.79)	2.38	7.92
Less distributions
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$28.24	$22.33	$23.57	$17.13	$21.84	$23.08
Total return (%)[3,4]	26.47[5]	4.86	45.01	(11.93)	9.25	50.29
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$22	$23	$19	$30	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70[6]	1.72	1.74	1.74	1.71	1.76
Expenses including reductions	1.70[6]	1.71	1.73	1.73	1.71	1.75
Net investment loss	(1.04)[6]	(1.11)	(1.19)	(0.78)	(1.15)	(1.07)
Portfolio turnover (%)	41[7]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
9	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.18	$26.03	$18.66	$23.35	$24.23	$16.38
Net investment income (loss)[2]	(0.01)	(0.03)	(0.04)	0.04	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	6.83	1.81	8.55	(2.81)	2.78	8.49
Total from investment operations	6.82	1.78	8.51	(2.77)	2.74	8.48
Less distributions
From net investment income	—	—	(0.03)	—	—	(0.02)
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	—	(2.63)	(1.14)	(1.92)	(3.62)	(0.63)
Net asset value, end of period	$32.00	$25.18	$26.03	$18.66	$23.35	$24.23
Total return (%)[3]	27.08[4]	5.93	46.50	(11.05)	10.33	51.84
Ratios and supplemental data
Net assets, end of period (in millions)	$565	$408	$343	$262	$347	$408
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.72	0.74	0.74	0.71	0.76
Expenses including reductions	0.70[5]	0.71	0.73	0.73	0.71	0.75
Net investment income (loss)	(0.04)[5]	(0.11)	(0.18)	0.21	(0.16)	(0.06)
Portfolio turnover (%)	41[6]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	10

CLASS R2 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.62	$25.60	$18.42	$23.16	$24.15	$16.38
Net investment loss[2]	(0.06)	(0.13)	(0.12)	(0.03)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	6.68	1.78	8.41	(2.79)	2.77	8.48
Total from investment operations	6.62	1.65	8.29	(2.82)	2.63	8.38
Less distributions
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$31.24	$24.62	$25.60	$18.42	$23.16	$24.15
Total return (%)[3]	26.89[4]	5.50	45.88	(11.36)	9.89	51.24
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[5]	1.11	1.11	1.12	1.10	1.14
Expenses including reductions	1.07[5]	1.10	1.10	1.11	1.09	1.13
Net investment loss	(0.41)[5]	(0.49)	(0.56)	(0.16)	(0.54)	(0.45)
Portfolio turnover (%)	41[6]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
11	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.11	$26.00	$18.65	$23.36	$24.25	$16.41
Net investment income (loss)[2]	(0.03)	(0.07)	(0.08)	0.02	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	6.82	1.81	8.56	(2.81)	2.78	8.48
Total from investment operations	6.79	1.74	8.48	(2.79)	2.73	8.45
Less distributions
From net investment income	—	—	(0.02)	—	—	—[3]
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	—	(2.63)	(1.13)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$31.90	$25.11	$26.00	$18.65	$23.36	$24.25
Total return (%)[4]	27.04[5]	5.77	46.38	(11.13)	10.27	51.59
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$14	$16	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[7]	0.96	0.97	0.95	0.89	1.00
Expenses including reductions	0.84[7]	0.85	0.86	0.84	0.79	0.89
Net investment income (loss)	(0.18)[7]	(0.26)	(0.28)	0.12	(0.23)	(0.14)
Portfolio turnover (%)	41[8]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	12

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.40	$26.21	$18.78	$23.45	$24.30	$16.42
Net investment income (loss)[2]	0.01	—[3]	(0.02)	0.06	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	6.89	1.82	8.60	(2.81)	2.78	8.51
Total from investment operations	6.90	1.82	8.58	(2.75)	2.77	8.52
Less distributions
From net investment income	—	—	(0.04)	—	—	(0.03)
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	—	(2.63)	(1.15)	(1.92)	(3.62)	(0.64)
Net asset value, end of period	$32.30	$25.40	$26.21	$18.78	$23.45	$24.30
Total return (%)[4]	27.17[5]	6.04	46.61	(10.91)	10.43	51.96
Ratios and supplemental data
Net assets, end of period (in millions)	$963	$219	$175	$121	$145	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[6]	0.61	0.63	0.63	0.61	0.65
Expenses including reductions	0.59[6]	0.60	0.62	0.63	0.60	0.64
Net investment income (loss)	0.06[6]	—[7]	(0.07)	0.32	(0.05)	0.04
Portfolio turnover (%)	41[8]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes reorganization activity.
13	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.39	$26.20	$18.77	$23.45	$24.29	$16.41
Net investment income (loss)[2]	0.01	—[3]	(0.01)	0.06	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	6.89	1.82	8.59	(2.82)	2.79	8.51
Total from investment operations	6.90	1.82	8.58	(2.76)	2.78	8.52
Less distributions
From net investment income	—	—	(0.04)	—	—	(0.03)
From net realized gain	—	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	—	(2.63)	(1.15)	(1.92)	(3.62)	(0.64)
Net asset value, end of period	$32.29	$25.39	$26.20	$18.77	$23.45	$24.29
Total return (%)[4]	27.18[5]	6.04	46.64	(10.96)	10.48	52.01
Ratios and supplemental data
Net assets, end of period (in millions)	$432	$74	$72	$45	$52	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59[6]	0.60	0.62	0.62	0.60	0.64
Expenses including reductions	0.58[6]	0.60	0.61	0.62	0.59	0.63
Net investment income (loss)	0.07[6]	—[7]	(0.07)	0.33	(0.04)	0.06
Portfolio turnover (%)	41[8]	80	69	103	91	101

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
15	JOHN HANCOCK U.S. Growth Fund |

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2025, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
| JOHN HANCOCK U.S. Growth Fund	16

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $4,714.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
17	JOHN HANCOCK U.S. Growth Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Effective May 29,2025, aggregate net assets include the net assets of the fund and Manulife Wellington U.S. Quality Growth Fund (formerly known as U.S. Diversified Growth Equity Fund), a series trust of The Manufacturers Life Insurance Company and John Hancock Variable Insurance Trust U.S. Growth Trust, a series of John Hancock Variable Insurance Trust. Prior to May 29, 2025, aggregate net assets included the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$38,838
Class C	1,041
Class I	20,563
Class R2	73
Class	Expense reduction
Class R4	$687
Class R6	22,958
Class NAV	9,530
Total	$93,690

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
| JOHN HANCOCK U.S. Growth Fund	18

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $8,025 for Class R4 shares for the six months ended September 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $180,540 for the six months ended September 30, 2025. Of this amount, $29,813 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $150,727 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $5,244 and $1,187 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
19	JOHN HANCOCK U.S. Growth Fund |

Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,134,145	$504,377
Class C	121,599	13,521
Class I	—	266,222
Class R2	4,050	49
Class R4	27,981	468
Class R6	—	15,361
Total	$1,287,775	$799,998
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,821,408	$50,089,834	4,023,161	$107,701,716
Distributions reinvested	—	—	2,897,904	78,069,585
Repurchased	(2,188,032)	(60,450,507)	(4,351,779)	(116,518,360)
Net increase (decrease)	(366,624)	$(10,360,673)	2,569,286	$69,252,941
Class C shares
Sold	103,762	$2,564,658	159,221	$3,890,227
Distributions reinvested	—	—	98,463	2,421,203
Repurchased	(125,513)	(3,095,842)	(276,171)	(6,714,362)
Net decrease	(21,751)	$(531,184)	(18,487)	$(402,932)
Class I shares
Sold	3,301,454	$96,124,825	6,078,170	$167,707,073
Distributions reinvested	—	—	1,381,069	38,186,559
Repurchased	(1,860,177)	(52,827,090)	(4,433,041)	(121,755,168)
Net increase	1,441,277	$43,297,735	3,026,198	$84,138,464
Class R2 shares
Sold	1,289	$36,009	21,121	$585,014
Distributions reinvested	—	—	5,215	141,229
Repurchased	(1,232)	(33,864)	(18,330)	(507,280)
Net increase	57	$2,145	8,006	$218,963
| JOHN HANCOCK U.S. Growth Fund	20

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	18,983	$520,769	36,291	$990,444
Distributions reinvested	—	—	50,632	1,396,941
Repurchased	(22,413)	(604,191)	(141,550)	(3,805,702)
Net decrease	(3,430)	$(83,422)	(54,627)	$(1,418,317)
Class R6 shares
Sold	1,036,594	$29,975,472	3,147,089	$86,447,193
Issued in reorganization (Note 9)	21,963,945	667,930,162	—	—
Distributions reinvested	—	—	697,915	19,464,855
Repurchased	(1,828,186)	(54,874,431)	(1,886,647)	(52,156,249)
Net increase	21,172,353	$643,031,203	1,958,357	$53,755,799
Class NAV shares
Sold	257,562	$7,709,055	505,125	$14,348,132
Issued in reorganization (Note 9)	10,689,027	324,976,348	—	—
Distributions reinvested	—	—	265,000	7,388,199
Repurchased	(507,658)	(15,087,689)	(588,542)	(16,244,206)
Net increase	10,438,931	$317,597,714	181,583	$5,492,125
Total net increase	32,660,813	$992,953,518	7,670,316	$211,037,043
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $888,331,404 and $901,340,437, respectively, for the six months ended September 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
21	JOHN HANCOCK U.S. Growth Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$14,871,300	$(14,871,652)	$352	—	$2,583	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 18, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
U.S. Growth Fund	Capital Appreciation Fund	$992,906,510	$469,935,237	212,897,893	32,652,972	$1,850,724,878	$2,843,631,388
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at September 30, 2025. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on April 1, 2025, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2025 are as follows:
Net investment income	$(2,250,213)
Net realized and unrealized gain	$665,021,095
Increase (decrease) in net assets from operations	$662,770,882
| JOHN HANCOCK U.S. Growth Fund	22

Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK U.S. Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK U.S. GROWTH FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK U.S. GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
| JOHN HANCOCK U.S. GROWTH FUND	26

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
27	JOHN HANCOCK U.S. GROWTH FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK U.S. GROWTH FUND	28

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
29	JOHN HANCOCK U.S. GROWTH FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK U.S. GROWTH FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864492	393SA 9/25
11/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	November 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	November 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	November 11, 2025